Schedule of Investments(a)
Invesco PureBetaSM MSCI USA ETF (PBUS)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-10.46%
Activision Blizzard, Inc.	88	$4,825
Alphabet, Inc., Class A(b)	34	44,339
Alphabet, Inc., Class C(b)	36	46,979
Altice USA, Inc., Class A(b)	17	435
AT&T, Inc.	834	31,175
CBS Corp., Class B	38	1,534
CenturyLink, Inc.	111	1,608
Charter Communications, Inc., Class A(b)	18	8,460
Comcast Corp., Class A	518	22,870
Discovery, Inc., Class A(b)(c)	18	593
Discovery, Inc., Class C(b)	43	1,312
DISH Network Corp., Class A(b)	26	888
Electronic Arts, Inc.(b)	34	3,434
Facebook, Inc., Class A(b)	274	55,249
Fox Corp., Class A	40	1,430
Fox Corp., Class B	20	700
IAC/InterActiveCorp.(b)	9	2,004
Interpublic Group of Cos., Inc. (The)	44	986
Liberty Broadband Corp., Class C(b)	12	1,434
Liberty Global PLC, Class A (United Kingdom)(b)	21	474
Liberty Global PLC, Class C (United Kingdom)(b)	47	1,010
Liberty Media Corp.-Liberty Formula One, Class C(b)	23	1,037
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	10	487
Liberty Media Corp.-Liberty SiriusXM, Series C(b)	20	970
Live Nation Entertainment, Inc.(b)	17	1,187
Match Group, Inc.(c)	6	423
Netflix, Inc.(b)	50	15,733
News Corp., Class A	44	567
Omnicom Group, Inc.	25	1,987
Pinterest, Inc., Class A(b)	17	331
Roku, Inc.(b)	10	1,604
Sirius XM Holdings, Inc.(c)	190	1,326
Snap, Inc., Class A(b)(c)	77	1,174
Sprint Corp.(b)	93	551
Take-Two Interactive Software, Inc.(b)	13	1,578
T-Mobile US, Inc.(b)	39	3,063
TripAdvisor, Inc.	12	341
Twitter, Inc.(b)	84	2,596
Verizon Communications, Inc.	470	28,313
Viacom, Inc., Class B	40	963
Walt Disney Co. (The)	205	31,074
Zayo Group Holdings, Inc.(b)	23	788
Zillow Group, Inc., Class C(b)	14	548
		328,380
Consumer Discretionary-9.89%
Advance Auto Parts, Inc.	8	1,257
Amazon.com, Inc.(b)	48	86,438
Aptiv PLC	30	2,816
Aramark	28	1,222
Autoliv, Inc. (Sweden)	10	817
AutoZone, Inc.(b)	3	3,534
Best Buy Co., Inc.	28	2,258
Booking Holdings, Inc.(b)	5	9,520
BorgWarner, Inc.	24	1,009
Burlington Stores, Inc.(b)	8	1,800
Capri Holdings Ltd.(b)	17	631
CarMax, Inc.(b)	19	1,848
Carnival Corp.	48	2,164
Chipotle Mexican Grill, Inc.(b)	3	2,442
D.R. Horton, Inc.	41	2,269
Darden Restaurants, Inc.	14	1,658
	Shares	Value
Consumer Discretionary-(continued)
Dollar General Corp.	29	$4,563
Dollar Tree, Inc.(b)	27	2,469
Domino’s Pizza, Inc.	4	1,177
eBay, Inc.	91	3,232
Expedia Group, Inc.	17	1,728
Ford Motor Co.	447	4,050
Gap, Inc. (The)	26	432
Garmin Ltd.	15	1,465
General Motors Co.	144	5,184
Genuine Parts Co.	17	1,774
GrubHub, Inc.(b)	10	431
Hanesbrands, Inc.	41	618
Harley-Davidson, Inc.	19	691
Hasbro, Inc.	14	1,424
Hilton Worldwide Holdings, Inc.	32	3,360
Home Depot, Inc. (The)	125	27,564
Kohl’s Corp.	19	893
Las Vegas Sands Corp.	40	2,510
Lear Corp.	7	842
Leggett & Platt, Inc.(c)	15	785
Lennar Corp., Class A	33	1,969
LKQ Corp.(b)	36	1,270
Lowe’s Cos., Inc.	88	10,323
Lululemon Athletica, Inc.(b)	13	2,934
Marriott International, Inc., Class A	32	4,492
McDonald’s Corp.	87	16,920
MercadoLibre, Inc. (Argentina)(b)	5	2,903
MGM Resorts International	57	1,821
Mohawk Industries, Inc.(b)	7	976
Newell Brands, Inc.	46	884
NIKE, Inc., Class B	143	13,369
Nordstrom, Inc.(c)	13	496
Norwegian Cruise Line Holdings Ltd.(b)	25	1,341
O’Reilly Automotive, Inc.(b)	9	3,981
Polaris, Inc.	7	684
PulteGroup, Inc.	30	1,190
PVH Corp.	9	873
Ralph Lauren Corp.	6	644
Ross Stores, Inc.	42	4,878
Royal Caribbean Cruises Ltd.	19	2,280
Starbucks Corp.	136	11,619
Tapestry, Inc.	33	887
Target Corp.	58	7,251
Tesla, Inc.(b)(c)	15	4,949
Tiffany & Co.	12	1,606
TJX Cos., Inc. (The)	138	8,436
Tractor Supply Co.	14	1,322
Ulta Beauty, Inc.(b)	6	1,403
Under Armour, Inc., Class A(b)	21	397
Under Armour, Inc., Class C(b)(c)	22	381
Vail Resorts, Inc.	5	1,213
VF Corp.	38	3,365
Wayfair, Inc., Class A(b)(c)	7	594
Whirlpool Corp.	7	1,002
Wynn Resorts, Ltd.	11	1,329
Yum! Brands, Inc.	35	3,524
		310,381
Consumer Staples-6.99%
Altria Group, Inc.	214	10,636
Archer-Daniels-Midland Co.	64	2,747
Brown-Forman Corp., Class B	35	2,374
Bunge Ltd.	16	854

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Campbell Soup Co.	19	$885
Church & Dwight Co., Inc.	28	1,967
Clorox Co. (The)	14	2,075
Coca-Cola Co. (The)	463	24,724
Colgate-Palmolive Co.	93	6,307
Conagra Brands, Inc.	55	1,588
Constellation Brands, Inc., Class A	19	3,535
Costco Wholesale Corp.	50	14,990
Coty, Inc., Class A	34	392
Estee Lauder Cos., Inc. (The), Class A	25	4,887
General Mills, Inc.	68	3,626
Hershey Co. (The)	17	2,519
Hormel Foods Corp.	33	1,469
Ingredion, Inc.	8	665
JM Smucker Co. (The)	13	1,366
Kellogg Co.	30	1,954
Kimberly-Clark Corp.	39	5,317
Kraft Heinz Co. (The)	76	2,318
Kroger Co. (The)	91	2,488
Lamb Weston Holdings, Inc.	17	1,428
McCormick & Co., Inc.	14	2,369
Molson Coors Brewing Co., Class B	22	1,111
Mondelez International, Inc., Class A	165	8,669
Monster Beverage Corp.(b)	47	2,812
PepsiCo., Inc.	159	21,597
Philip Morris International, Inc.	177	14,679
Procter & Gamble Co. (The)	285	34,787
Sysco Corp.	55	4,430
Tyson Foods, Inc., Class A	34	3,056
Walgreens Boots Alliance, Inc.	88	5,245
Walmart, Inc.	163	19,412
		219,278
Energy-4.07%
Apache Corp.	43	958
Baker Hughes Co.	77	1,726
Cabot Oil & Gas Corp.	49	781
Cheniere Energy, Inc.(b)	25	1,514
Chevron Corp.	216	25,300
Concho Resources, Inc.	23	1,669
ConocoPhillips	127	7,612
Continental Resources, Inc.	11	340
Devon Energy Corp.	50	1,095
Diamondback Energy, Inc.	18	1,392
EOG Resources, Inc.	66	4,679
Exxon Mobil Corp.	481	32,771
Halliburton Co.	100	2,099
Hess Corp.	30	1,863
HollyFrontier Corp.	19	980
Kinder Morgan, Inc.	226	4,432
Marathon Oil Corp.	94	1,095
Marathon Petroleum Corp.	75	4,548
National Oilwell Varco, Inc.	44	992
Noble Energy, Inc.	55	1,142
Occidental Petroleum Corp.	102	3,934
ONEOK, Inc.	47	3,339
Phillips 66	51	5,851
Pioneer Natural Resources Co.	19	2,429
Schlumberger Ltd.	157	5,683
Targa Resources Corp.	26	950
TechnipFMC PLC (United Kingdom)	49	923
	Shares	Value
Energy-(continued)
Valero Energy Corp.	47	$4,488
Williams Cos., Inc. (The)	138	3,135
		127,720
Financials-13.08%
Aflac, Inc.	85	4,661
AGNC Investment Corp.	60	1,039
Alleghany Corp.(b)	2	1,560
Allstate Corp. (The)	38	4,231
Ally Financial, Inc.	47	1,497
American Express Co.	80	9,610
American Financial Group, Inc.	9	987
American International Group, Inc.	99	5,213
Ameriprise Financial, Inc.	15	2,458
Annaly Capital Management, Inc.	158	1,474
Aon PLC	27	5,497
Arch Capital Group Ltd.(b)	46	1,931
Arthur J. Gallagher & Co.	21	1,959
Assurant, Inc.	6	797
Athene Holding Ltd., Class A(b)	18	810
AXA Equitable Holdings, Inc.	49	1,212
Bank of America Corp.	1,008	33,587
Bank of New York Mellon Corp. (The)	98	4,799
BB&T Corp.	88	4,815
Berkshire Hathaway, Inc., Class B(b)	150	33,045
BlackRock, Inc.	13	6,434
Blackstone Group, Inc. (The), Class A	75	4,067
Brown & Brown, Inc.	27	1,019
Capital One Financial Corp.	53	5,301
Cboe Global Markets, Inc.	13	1,546
Charles Schwab Corp. (The)	136	6,732
Chubb Ltd.	52	7,877
Cincinnati Financial Corp.	18	1,927
Citigroup, Inc.	257	19,306
Citizens Financial Group, Inc.	53	2,038
CME Group, Inc., Class A	41	8,312
Comerica, Inc.	18	1,267
Discover Financial Services	37	3,140
E*TRADE Financial Corp.	29	1,285
East West Bancorp, Inc.	16	733
Eaton Vance Corp.	13	613
Erie Indemnity Co., Class A	3	508
Everest Re Group, Ltd.	5	1,356
FactSet Research Systems, Inc.	4	1,039
Fidelity National Financial, Inc.	31	1,477
Fifth Third Bancorp	83	2,506
First Republic Bank	19	2,088
Franklin Resources, Inc.	35	962
Globe Life, Inc.	12	1,233
Goldman Sachs Group, Inc. (The)	37	8,190
Hartford Financial Services Group, Inc. (The)	41	2,536
Huntington Bancshares, Inc.	121	1,802
Intercontinental Exchange, Inc.	65	6,121
Invesco Ltd.(d)	47	825
Jefferies Financial Group, Inc.	28	585
JPMorgan Chase & Co.	364	47,961
KeyCorp	118	2,288
KKR & Co., Inc., Class A	55	1,622
Lincoln National Corp.	24	1,417
Loews Corp.	30	1,527
M&T Bank Corp.	14	2,306
Markel Corp.(b)	2	2,271
MarketAxess Holdings, Inc.	4	1,615

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
Marsh & McLennan Cos., Inc.	57	$6,160
MetLife, Inc.	92	4,592
Moody’s Corp.	19	4,307
Morgan Stanley	141	6,977
MSCI, Inc.	10	2,592
Nasdaq, Inc.	13	1,362
Northern Trust Corp.	24	2,574
People’s United Financial, Inc.	43	710
PNC Financial Services Group, Inc. (The)	51	7,814
Principal Financial Group, Inc.	32	1,763
Progressive Corp. (The)	66	4,821
Prudential Financial, Inc.	46	4,307
Raymond James Financial, Inc.	14	1,257
Regions Financial Corp.	118	1,964
Reinsurance Group of America, Inc.	7	1,158
RenaissanceRe Holdings Ltd. (Bermuda)	5	942
S&P Global, Inc.	28	7,410
SEI Investments Co.	15	968
Signature Bank	6	740
State Street Corp.	43	3,229
SunTrust Banks, Inc.	51	3,613
SVB Financial Group(b)	6	1,390
Synchrony Financial	68	2,544
T. Rowe Price Group, Inc.	27	3,336
TD Ameritrade Holding Corp.	32	1,659
Travelers Cos., Inc. (The)	30	4,102
U.S. Bancorp	171	10,265
Unum Group	25	769
Voya Financial, Inc.	18	1,049
W.R. Berkley Corp.	16	1,088
Wells Fargo & Co.	477	25,977
Willis Towers Watson PLC	15	2,947
Zions Bancorp. N.A.	22	1,095
		410,495
Health Care-14.01%
Abbott Laboratories	200	17,090
AbbVie, Inc.	168	14,739
ABIOMED, Inc.(b)	5	981
Agilent Technologies, Inc.	36	2,908
Alexion Pharmaceuticals, Inc.(b)	25	2,849
Align Technology, Inc.(b)	9	2,496
Allergan PLC	37	6,843
Alnylam Pharmaceuticals, Inc.(b)	13	1,523
AmerisourceBergen Corp.	18	1,582
Amgen, Inc.	68	15,961
Anthem, Inc.	29	8,371
Baxter International, Inc.	55	4,508
Becton, Dickinson and Co.	31	8,013
Biogen, Inc.(b)	21	6,296
BioMarin Pharmaceutical, Inc.(b)	20	1,614
Bio-Rad Laboratories, Inc., Class A(b)	3	1,108
Boston Scientific Corp.(b)	157	6,790
Bristol-Myers Squibb Co.	268	15,260
Cardinal Health, Inc.	34	1,871
Centene Corp.(b)	47	2,842
Cerner Corp.	36	2,577
Cigna Corp.	43	8,597
Cooper Cos., Inc. (The)	6	1,879
CVS Health Corp.	147	11,065
Danaher Corp.	74	10,803
DaVita, Inc.(b)	12	861
DENTSPLY SIRONA, Inc.	25	1,414
	Shares	Value
Health Care-(continued)
DexCom, Inc.(b)	10	$2,273
Edwards Lifesciences Corp.(b)	24	5,879
Elanco Animal Health, Inc.(b)	40	1,108
Eli Lilly and Co.	99	11,618
Exact Sciences Corp.(b)	17	1,377
Gilead Sciences, Inc.	145	9,750
HCA Healthcare, Inc.	31	4,298
Henry Schein, Inc.(b)	17	1,171
Hologic, Inc.(b)	30	1,540
Humana, Inc.	15	5,118
IDEXX Laboratories, Inc.(b)	10	2,516
Illumina, Inc.(b)	17	5,453
Incyte Corp.(b)	21	1,977
Insulet Corp.(b)	7	1,300
Intuitive Surgical, Inc.(b)	13	7,708
Ionis Pharmaceuticals, Inc.(b)	15	959
IQVIA Holdings, Inc.(b)	19	2,774
Jazz Pharmaceuticals PLC(b)	6	907
Johnson & Johnson	301	41,384
Laboratory Corp. of America Holdings(b)	11	1,895
McKesson Corp.	21	3,037
Medtronic PLC	152	16,931
Merck & Co., Inc.	293	25,544
Mettler-Toledo International, Inc.(b)	3	2,158
Mylan N.V.(b)	59	1,108
Neurocrine Biosciences, Inc.(b)	10	1,166
PerkinElmer, Inc.	13	1,208
Perrigo Co. PLC	15	768
Pfizer, Inc.	631	24,306
Quest Diagnostics, Inc.	15	1,598
Regeneron Pharmaceuticals, Inc.(b)	9	3,321
ResMed, Inc.	16	2,394
Sarepta Therapeutics, Inc.(b)(c)	8	900
Seattle Genetics, Inc.(b)	13	1,565
STERIS PLC	10	1,511
Stryker Corp.	38	7,785
Teleflex, Inc.	5	1,767
Thermo Fisher Scientific, Inc.	46	14,442
UnitedHealth Group, Inc.	108	30,226
Universal Health Services, Inc., Class B	9	1,255
Varian Medical Systems, Inc.(b)	10	1,337
Veeva Systems, Inc., Class A(b)	15	2,238
Vertex Pharmaceuticals, Inc.(b)	29	6,431
Waters Corp.(b)	8	1,777
WellCare Health Plans, Inc.(b)	6	1,932
West Pharmaceutical Services, Inc.	8	1,176
Zimmer Biomet Holdings, Inc.	23	3,341
Zoetis, Inc.	54	6,508
		439,576
Industrials-9.24%
3M Co.	66	11,205
A.O. Smith Corp.	16	774
Acuity Brands, Inc.	5	654
Allegion PLC	11	1,320
AMERCO	1	362
American Airlines Group, Inc.(c)	13	374
AMETEK, Inc.	26	2,574
Arconic, Inc.	45	1,393
Boeing Co. (The)	61	22,337
C.H. Robinson Worldwide, Inc.	16	1,230
Caterpillar, Inc.	64	9,263
Cintas Corp.	10	2,571

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
Copart, Inc.(b)	23	$2,047
CoStar Group, Inc.(b)	4	2,451
CSX Corp.	86	6,152
Cummins, Inc.	17	3,109
Deere & Co.	34	5,714
Delta Air Lines, Inc.	19	1,089
Dover Corp.	16	1,784
Eaton Corp. PLC	48	4,440
Emerson Electric Co.	71	5,244
Equifax, Inc.	14	1,955
Expeditors International of Washington, Inc.	20	1,495
Fastenal Co.	66	2,344
FedEx Corp.	28	4,481
Flowserve Corp.	15	731
Fortive Corp.	34	2,454
Fortune Brands Home & Security, Inc.	16	1,012
General Dynamics Corp.	28	5,089
General Electric Co.	991	11,169
HD Supply Holdings, Inc.(b)	20	796
HEICO Corp.(c)	5	649
HEICO Corp., Class A	9	904
Honeywell International, Inc.	82	14,641
Huntington Ingalls Industries, Inc.	5	1,258
IDEX Corp.	9	1,465
IHS Markit Ltd.(b)	43	3,124
Illinois Tool Works, Inc.	37	6,450
Ingersoll-Rand PLC	28	3,671
J.B. Hunt Transport Services, Inc.	10	1,156
Jacobs Engineering Group, Inc.	15	1,381
Johnson Controls International PLC	92	3,940
Kansas City Southern	11	1,677
Knight-Swift Transportation Holdings, Inc.	15	555
L3Harris Technologies, Inc.	25	5,027
Lennox International, Inc.	4	1,023
Lockheed Martin Corp.	29	11,340
ManpowerGroup, Inc.	7	648
Masco Corp.	33	1,536
Middleby Corp. (The)(b)	6	695
Nielsen Holdings PLC	40	782
Norfolk Southern Corp.	30	5,805
Northrop Grumman Corp.	18	6,332
Old Dominion Freight Line, Inc.	7	1,341
Owens Corning	12	805
PACCAR, Inc.	40	3,255
Parker-Hannifin Corp.	15	2,982
Pentair PLC	19	843
Raytheon Co.	32	6,957
Republic Services, Inc.	26	2,305
Robert Half International, Inc.	14	815
Rockwell Automation, Inc.	13	2,546
Rollins, Inc.	17	609
Roper Technologies, Inc.	12	4,324
Sensata Technologies Holding PLC(b)	19	978
Snap-on, Inc.	6	963
Southwest Airlines Co.	16	922
Spirit AeroSystems Holdings, Inc., Class A	12	1,044
Stanley Black & Decker, Inc.	17	2,682
Teledyne Technologies, Inc.(b)	4	1,368
Textron, Inc.	28	1,295
TransDigm Group, Inc.	5	2,835
TransUnion	21	1,813
Uber Technologies, Inc.(b)	21	622
	Shares	Value
Industrials-(continued)
Union Pacific Corp.	80	$14,079
United Airlines Holdings, Inc.(b)	8	742
United Parcel Service, Inc., Class B	79	9,459
United Rentals, Inc.(b)	9	1,377
United Technologies Corp.	93	13,796
Verisk Analytics, Inc.	18	2,655
W.W. Grainger, Inc.	5	1,585
WABCO Holdings, Inc.(b)	6	809
Waste Connections, Inc.	30	2,716
Waste Management, Inc.	48	5,420
Westinghouse Air Brake Technologies Corp.	21	1,650
XPO Logistics, Inc.(b)	12	992
Xylem, Inc.	20	1,550
		289,806
Information Technology-23.05%
Accenture PLC, Class A	73	14,685
Adobe, Inc.(b)	55	17,024
Advanced Micro Devices, Inc.(b)	117	4,581
Akamai Technologies, Inc.(b)	19	1,655
Alliance Data Systems Corp.	5	535
Amphenol Corp., Class A	34	3,536
Analog Devices, Inc.	42	4,744
ANSYS, Inc.(b)	10	2,547
Apple, Inc.	515	137,634
Applied Materials, Inc.	105	6,079
Arista Networks, Inc.(b)	6	1,171
Arrow Electronics, Inc.(b)	10	796
Autodesk, Inc.(b)	25	4,522
Automatic Data Processing, Inc.	49	8,368
Black Knight, Inc.(b)	17	1,071
Booz Allen Hamilton Holding Corp.	16	1,164
Broadcom, Inc.	45	14,229
Broadridge Financial Solutions, Inc.	13	1,608
Cadence Design Systems, Inc.(b)	32	2,248
CDK Global, Inc.	14	750
CDW Corp.	16	2,161
Cisco Systems, Inc.	487	22,066
Citrix Systems, Inc.	15	1,692
Cognex Corp.	20	1,004
Cognizant Technology Solutions Corp., Class A	63	4,039
Corning, Inc.	91	2,643
Dell Technologies, Inc., Class C(b)	18	873
DocuSign, Inc.(b)	12	855
Dropbox, Inc., Class A(b)	22	407
DXC Technology Co.	30	1,120
EPAM Systems, Inc.(b)	6	1,271
F5 Networks, Inc.(b)	7	1,020
Fidelity National Information Services, Inc.	70	9,670
Fiserv, Inc.(b)	66	7,672
FleetCor Technologies, Inc.(b)	10	3,069
Flex Ltd.(b)	60	712
FLIR Systems, Inc.	16	857
Fortinet, Inc.(b)	16	1,682
Gartner, Inc.(b)	10	1,605
Global Payments, Inc.	34	6,157
GoDaddy, Inc., Class A(b)	20	1,328
Guidewire Software, Inc.(b)	9	1,096
Hewlett Packard Enterprise Co.	156	2,469
HP, Inc.	174	3,494
Intel Corp.	505	29,315
International Business Machines Corp.	101	13,579
Intuit, Inc.	30	7,767

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
IPG Photonics Corp.(b)	4	$568
Jack Henry & Associates, Inc.	9	1,367
Juniper Networks, Inc.	39	977
Keysight Technologies, Inc.(b)	21	2,248
KLA Corp.	18	2,949
Lam Research Corp.	16	4,269
Leidos Holdings, Inc.	16	1,453
Marvell Technology Group Ltd.	71	1,872
Mastercard, Inc., Class A	103	30,100
Maxim Integrated Products, Inc.	31	1,757
Microchip Technology, Inc.(c)	27	2,553
Micron Technology, Inc.(b)	126	5,986
Microsoft Corp.	827	125,191
MongoDB, Inc.(b)	5	744
Motorola Solutions, Inc.	19	3,179
NetApp, Inc.	27	1,636
NortonLifeLock, Inc.	73	1,818
NVIDIA Corp.	66	14,305
Okta, Inc.(b)	12	1,557
ON Semiconductor Corp.(b)	48	1,031
Oracle Corp.	266	14,933
Palo Alto Networks, Inc.(b)	11	2,499
Paychex, Inc.	37	3,186
Paycom Software, Inc.(b)	6	1,661
PayPal Holdings, Inc.(b)	127	13,717
PTC, Inc.(b)	13	996
Qorvo, Inc.(b)	14	1,459
QUALCOMM, Inc.	138	11,530
RingCentral, Inc., Class A(b)	8	1,380
Sabre Corp.	31	695
salesforce.com, inc.(b)	95	15,475
Seagate Technology PLC	29	1,731
ServiceNow, Inc.(b)	21	5,944
Skyworks Solutions, Inc.	20	1,966
Splunk, Inc.(b)	17	2,537
Square, Inc., Class A(b)	39	2,696
SS&C Technologies Holdings, Inc.	26	1,561
Synopsys, Inc.(b)	17	2,398
TE Connectivity Ltd.	38	3,523
Teradyne, Inc.	19	1,189
Texas Instruments, Inc.	107	12,862
Trimble, Inc.(b)	29	1,175
Twilio, Inc., Class A(b)	13	1,343
Tyler Technologies, Inc.(b)	4	1,161
VeriSign, Inc.(b)	12	2,289
Visa, Inc., Class A	197	36,348
VMware, Inc., Class A	9	1,401
Western Digital Corp.	33	1,661
Western Union Co. (The)	50	1,344
Workday, Inc., Class A(b)	19	3,403
Xerox Holdings Corp.	24	934
Xilinx, Inc.	29	2,691
Zebra Technologies Corp., Class A(b)	6	1,506
		723,324
Materials-2.66%
Air Products and Chemicals, Inc.	25	5,908
Albemarle Corp.	12	785
Amcor PLC	183	1,878
Avery Dennison Corp.	10	1,304
Axalta Coating Systems Ltd.(b)	24	683
Ball Corp.	37	2,444
Celanese Corp.	14	1,758
	Shares	Value
Materials-(continued)
CF Industries Holdings, Inc.	26	$1,201
Corteva, Inc.	85	2,212
Crown Holdings, Inc.(b)	15	1,138
Dow, Inc.	87	4,643
DuPont de Nemours, Inc.	85	5,509
Eastman Chemical Co.	16	1,254
Ecolab, Inc.	30	5,600
FMC Corp.	15	1,469
Freeport-McMoRan, Inc.	156	1,775
International Flavors & Fragrances, Inc.(c)	12	1,695
International Paper Co.	44	2,039
Linde PLC (United Kingdom)	62	12,785
LyondellBasell Industries N.V., Class A	30	2,776
Martin Marietta Materials, Inc.	7	1,879
Mosaic Co. (The)	42	800
Newmont Goldcorp Corp.	93	3,571
Nucor Corp.	36	2,029
Packaging Corp. of America	11	1,231
PPG Industries, Inc.	27	3,479
RPM International, Inc.	15	1,106
Sealed Air Corp.	18	679
Sherwin-Williams Co. (The)	9	5,248
Steel Dynamics, Inc.	26	877
Vulcan Materials Co.	15	2,128
Westlake Chemical Corp.(c)	4	275
Westrock Co.	29	1,170
		83,328
Real Estate-3.28%
Alexandria Real Estate Equities, Inc.	13	2,113
American Tower Corp.	50	10,701
AvalonBay Communities, Inc.	16	3,431
Boston Properties, Inc.	18	2,494
Camden Property Trust	11	1,227
CBRE Group, Inc., Class A(b)	37	2,110
Crown Castle International Corp.	47	6,282
Digital Realty Trust, Inc.	23	2,782
Duke Realty Corp.	41	1,442
Equinix, Inc.	10	5,668
Equity LifeStyle Properties, Inc.	20	1,482
Equity Residential	42	3,574
Essex Property Trust, Inc.	7	2,185
Extra Space Storage, Inc.	14	1,485
Federal Realty Investment Trust	8	1,057
Healthpeak Properties, Inc.	53	1,849
Host Hotels & Resorts, Inc.	84	1,469
Invitation Homes, Inc.	61	1,862
Iron Mountain, Inc.	31	996
Jones Lang LaSalle, Inc.	6	998
Kimco Realty Corp.	48	1,038
Liberty Property Trust	17	1,047
Medical Properties Trust, Inc.	58	1,204
Mid-America Apartment Communities, Inc.	13	1,769
National Retail Properties, Inc.	18	1,003
Omega Healthcare Investors, Inc.	25	1,051
Prologis, Inc.	72	6,592
Public Storage	18	3,792
Realty Income Corp.	37	2,835
Regency Centers Corp.	17	1,106
SBA Communications Corp., Class A	13	3,074
Simon Property Group, Inc.	35	5,292
SL Green Realty Corp.	10	853
Sun Communities, Inc.	10	1,647

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
UDR, Inc.	31	$1,489
Ventas, Inc.	41	2,391
VEREIT, Inc.	110	1,074
VICI Properties, Inc.	53	1,311
Vornado Realty Trust	19	1,227
Welltower, Inc.	46	3,890
Weyerhaeuser Co.	85	2,508
WP Carey, Inc.	18	1,502
		102,902
Utilities-3.24%
AES Corp. (The)	75	1,418
Alliant Energy Corp.	27	1,431
Ameren Corp.	28	2,081
American Electric Power Co., Inc.	56	5,116
American Water Works Co., Inc.	21	2,542
Aqua America, Inc.	25	1,107
Atmos Energy Corp.	13	1,391
CenterPoint Energy, Inc.	57	1,400
CMS Energy Corp.	32	1,962
Consolidated Edison, Inc.	39	3,389
Dominion Energy, Inc.	94	7,812
DTE Energy Co.	21	2,624
Duke Energy Corp.	84	7,406
Edison International	41	2,833
Entergy Corp.	23	2,677
Evergy, Inc.	27	1,708
Eversource Energy	36	2,975
Exelon Corp.	110	4,884
FirstEnergy Corp.	62	2,957
NextEra Energy, Inc.	55	12,860
NiSource, Inc.	42	1,111
NRG Energy, Inc.	29	1,152
OGE Energy Corp.	23	967
Pinnacle West Capital Corp.	13	1,136
PPL Corp.	82	2,790
Public Service Enterprise Group, Inc.	57	3,381
	Shares	Value
Utilities-(continued)
Sempra Energy	31	$4,565
Southern Co. (The)	117	7,253
UGI Corp.	25	1,089
Vistra Energy Corp.	37	982
WEC Energy Group, Inc.	36	3,191
Xcel Energy, Inc.	58	3,566
		101,756
Total Common Stocks & Other Equity Interests (Cost $2,504,500)		3,136,946
Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(e) (Cost $2,196)	2,196	2,196
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $2,506,696)		3,139,142
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.47%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	10,947	10,947
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	3,806	3,808
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,755)		14,755
TOTAL INVESTMENTS IN SECURITIES-100.51% (Cost $2,521,451)		3,153,897
OTHER ASSETS LESS LIABILITIES-(0.51)%		(15,997)
NET ASSETS-100.00%		$3,137,900

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2019	Dividend Income
Invesco Ltd.	$738	$-	$-	$87	$-	$825	$15

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-2.80%
AMC Entertainment Holdings, Inc., Class A(b)	41	$335
AMC Networks, Inc., Class A(c)	36	1,383
ANGI Homeservices, Inc., Class A(b)(c)	66	512
Anterix, Inc.(c)	10	425
ATN International, Inc.	9	505
Bandwidth, Inc., Class A(c)	13	727
Boingo Wireless, Inc.(c)	36	414
Boston Omaha Corp., Class A(c)	7	149
Cable One, Inc.	4	6,140
Cardlytics, Inc.(c)	16	897
Care.com, Inc.(c)	22	276
Cargurus, Inc.(c)	62	2,486
Cars.com, Inc.(b)(c)	51	678
Cinemark Holdings, Inc.	90	3,048
Clear Channel Outdoor Holdings, Inc.(c)	324	804
Cogent Communications Holdings, Inc.	36	2,257
Consolidated Communications Holdings, Inc.	76	276
E.W. Scripps Co. (The), Class A	38	567
Emerald Expositions Events, Inc.	20	200
Entercom Communications Corp., Class A(b)	97	459
Eventbrite, Inc., Class A(c)	34	731
EverQuote, Inc., Class A(c)	6	211
Gannett Co., Inc.(b)	93	591
GCI Liberty, Inc.(c)	78	5,537
Globalstar, Inc.(c)	737	287
Glu Mobile, Inc.(c)	90	498
Gogo, Inc.(b)(c)	59	299
Gray Television, Inc.(c)	76	1,538
Hemisphere Media Group, Inc.(c)	14	196
iHeartMedia, Inc., Class A(c)	46	708
IMAX Corp.(c)	45	968
Iridium Communications, Inc.(c)	95	2,214
John Wiley & Sons, Inc., Class A	36	1,701
Liberty Latin America Ltd., Class A (Chile)(c)	34	605
Liberty Latin America Ltd., Class C (Chile)(c)	95	1,704
Liberty Media Corp.-Liberty Braves, Class A(c)	7	199
Liberty Media Corp.-Liberty Braves, Class C(c)	28	792
Liberty TripAdvisor Holdings, Inc., Class A(c)	57	395
Lions Gate Entertainment Corp., Class A(b)(c)	45	421
Lions Gate Entertainment Corp., Class B(c)	93	806
Loral Space & Communications, Inc.(c)	10	339
Madison Square Garden Co. (The), Class A(c)	13	3,663
Marcus Corp. (The)	16	503
Meredith Corp.(b)	32	1,121
MSG Networks, Inc., Class A(c)	36	585
National CineMedia, Inc.	49	329
New York Times Co. (The), Class A	120	3,870
Nexstar Media Group, Inc., Class A	37	3,985
ORBCOMM, Inc.(c)	59	237
QuinStreet, Inc.(c)	37	582
Rosetta Stone, Inc.(c)	16	249
Scholastic Corp.	24	891
Shenandoah Telecommunications Co.	38	1,427
Sinclair Broadcast Group, Inc., Class A	54	1,881
TechTarget, Inc.(c)	19	504
TEGNA, Inc.(b)	175	2,686
Telephone & Data Systems, Inc.	82	1,944
Tribune Publishing Co.(b)	13	163
TrueCar, Inc.(c)	69	362
United States Cellular Corp.(c)	11	373
Vonage Holdings Corp.(c)	186	1,471
	Shares	Value
Communication Services-(continued)
WideOpenWest, Inc.(c)	19	$116
World Wrestling Entertainment, Inc., Class A	38	2,357
Yelp, Inc.(c)	57	1,977
Zynga, Inc., Class A(c)	685	4,268
		78,822
Consumer Discretionary-11.98%
1-800-Flowers.com, Inc., Class A(c)	20	269
Aaron’s, Inc.	55	3,212
Abercrombie & Fitch Co., Class A	52	830
Acushnet Holdings Corp.	26	782
Adient PLC	73	1,596
Adtalem Global Education, Inc.(c)	45	1,518
American Axle & Manufacturing Holdings, Inc.(c)	88	868
American Eagle Outfitters, Inc.	131	1,961
American Outdoor Brands Corp.(c)	43	376
American Public Education, Inc.(c)	13	322
America’s Car-Mart, Inc.(c)	5	546
Asbury Automotive Group, Inc.(c)	16	1,773
At Home Group, Inc.(c)	45	386
AutoNation, Inc.(c)	43	2,197
BBX Capital Corp.	50	229
Beazer Homes USA, Inc.(c)	24	368
Bed Bath & Beyond, Inc.(b)	108	1,575
Big Lots, Inc.	31	648
BJ’s Restaurants, Inc.	17	700
Bloomin’ Brands, Inc.	68	1,635
Boot Barn Holdings, Inc.(c)	23	916
Boyd Gaming Corp.	66	1,941
Bright Horizons Family Solutions, Inc.(c)	47	7,074
Brinker International, Inc.	30	1,344
Brunswick Corp.	69	4,055
Buckle, Inc. (The)(b)	23	640
Caesars Entertainment Corp.(c)	439	5,725
Caleres, Inc.	34	744
Callaway Golf Co.	72	1,496
Camping World Holdings, Inc., Class A	32	385
Career Education Corp.(c)	57	951
Carriage Services, Inc.	14	337
Carrols Restaurant Group, Inc.(c)	28	222
Carter’s, Inc.	36	3,719
Carvana Co.(b)(c)	38	3,622
Cato Corp. (The), Class A	18	343
Cavco Industries, Inc.(c)	7	1,400
Century Communities, Inc.(c)	20	570
Cheesecake Factory, Inc. (The)(b)	34	1,483
Chegg, Inc.(c)	87	3,373
Chico’s FAS, Inc.	99	472
Childrens Place, Inc. (The)	13	939
Choice Hotels International, Inc.	29	2,820
Churchill Downs, Inc.	29	3,770
Chuy’s Holdings, Inc.(c)	13	375
Columbia Sportswear Co.	25	2,313
Conn’s, Inc.(c)	15	329
Cooper Tire & Rubber Co.(b)	41	1,182
Cooper-Standard Holdings, Inc.(c)	14	398
Core-Mark Holding Co., Inc.	36	970
Cracker Barrel Old Country Store, Inc.(b)	17	2,614
Crocs, Inc.(c)	52	1,815
Dana, Inc.	116	1,966
Dave & Buster’s Entertainment, Inc.	30	1,205
Deckers Outdoor Corp.(c)	24	4,036
Del Taco Restaurants, Inc.(c)	25	187

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Delphi Technologies PLC	74	$922
Denny’s Corp.(c)	48	938
Designer Brands Inc., Class A	54	891
Dicks Sporting Goods, Inc.	53	2,428
Dillard’s, Inc., Class A(b)	9	646
Dine Brands Global, Inc.	13	1,077
Dorman Products, Inc.(c)	23	1,709
Duluth Holdings, Inc., Class B(b)(c)	15	138
Dunkin’ Brands Group, Inc.	67	5,129
El Pollo Loco Holdings, Inc.(c)	18	290
Eldorado Resorts, Inc.(c)	53	2,836
Ethan Allen Interiors, Inc.	20	358
Etsy, Inc.(c)	97	4,209
Everi Holdings, Inc.(c)	58	781
Extended Stay America, Inc.	152	2,244
Five Below, Inc.(c)	45	5,567
Floor & Decor Holdings, Inc., Class A(c)	56	2,689
Foot Locker, Inc.	89	3,564
Fossil Group, Inc.(c)	35	262
Fox Factory Holding Corp.(c)	31	2,044
frontdoor, Inc.(c)	68	3,078
Funko, Inc., Class A(b)(c)	15	214
GameStop Corp., Class A(b)	86	545
Garrett Motion, Inc. (Switzerland)(c)	58	671
Genesco, Inc.(c)	13	483
Gentex Corp.	206	5,850
Gentherm, Inc.(c)	27	1,130
G-III Apparel Group Ltd.(c)	33	977
Golden Entertainment, Inc.(c)	15	272
Goodyear Tire & Rubber Co. (The)	188	3,006
GoPro, Inc., Class A(c)	101	408
Graham Holdings Co., Class B	4	2,526
Grand Canyon Education, Inc.(c)	39	3,322
Green Brick Partners, Inc.(c)	20	228
Group 1 Automotive, Inc.	14	1,443
Groupon, Inc.(c)	358	1,038
Guess?, Inc.	44	847
H&R Block, Inc.	162	3,950
Hamilton Beach Brands Holding Co., Class A	5	98
Haverty Furniture Cos., Inc.	14	282
Helen of Troy Ltd.(c)	21	3,390
Hibbett Sports, Inc.(c)	14	397
Hilton Grand Vacations, Inc.(c)	69	2,389
Hooker Furniture Corp.	9	214
Houghton Mifflin Harcourt Co.(c)	82	481
Installed Building Products, Inc.(c)	18	1,291
iRobot Corp.(b)(c)	23	1,002
J.C. Penney Co., Inc.(b)(c)	306	346
Jack in the Box, Inc.	19	1,507
Johnson Outdoors, Inc., Class A	5	323
K12, Inc.(c)	30	590
KB Home	64	2,213
Kontoor Brands, Inc.	39	1,398
L Brands, Inc.	190	3,637
Land’s End, Inc.(c)	9	106
Laureate Education, Inc., Class A(c)	86	1,492
La-Z-Boy, Inc.	37	1,169
LCI Industries	20	2,129
Levi Strauss & Co., Class A	38	638
LGI Homes, Inc.(c)	16	1,156
Lindblad Expeditions Holdings, Inc.(c)	20	310
Lithia Motors, Inc., Class A	18	2,890
	Shares	Value
Consumer Discretionary-(continued)
Lumber Liquidators Holdings, Inc.(b)(c)	31	$276
M/I Homes, Inc.(c)	22	974
Macy’s, Inc.	250	3,830
Malibu Boats, Inc., Class A(c)	17	672
Marine Products Corp.	7	106
MarineMax, Inc.(c)	18	298
Marriott Vacations Worldwide Corp.	30	3,685
MasterCraft Boat Holdings, Inc.(c)	15	249
Mattel, Inc.(b)(c)	279	3,264
MDC Holdings, Inc.	40	1,583
Meritage Homes Corp.(c)	29	1,930
Michaels Cos., Inc. (The)(c)	83	679
Modine Manufacturing Co.(c)	40	297
Monarch Casino & Resort, Inc.(c)	10	456
Monro, Inc.	27	1,982
Motorcar Parts of America, Inc.(c)	15	293
Movado Group, Inc.	13	254
Murphy USA, Inc.(c)	25	2,938
National Vision Holdings, Inc.(c)	63	1,903
Office Depot, Inc.	476	1,061
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	46	3,008
OneSpaWorld Holdings Ltd. (Bahamas)(c)	37	604
Overstock.com, Inc.(c)	20	152
Oxford Industries, Inc.	14	1,042
Papa John’s International, Inc.	17	1,076
Party City Holdco, Inc.(c)	44	85
Penn National Gaming, Inc.(c)	89	2,050
Penske Automotive Group, Inc.	30	1,515
PetMed Express, Inc.	16	365
Planet Fitness, Inc., Class A(c)	68	5,027
Playa Hotels & Resorts N.V.(c)	46	362
PlayAGS, Inc.(c)	22	253
Pool Corp.	33	6,813
Quotient Technology, Inc.(c)	63	657
Qurate Retail, Inc., Class A(c)	314	2,970
RealReal, Inc. (The)(c)	17	292
Red Robin Gourmet Burgers, Inc.(c)	10	273
Red Rock Resorts, Inc., Class A	57	1,334
Regis Corp.(c)	22	355
Rent-A-Center, Inc.	36	937
Revolve Group, Inc.(c)	11	177
RH(b)(c)	14	2,878
Rubicon Project, Inc. (The)(c)	36	291
Ruth’s Hospitality Group, Inc.	23	538
Sally Beauty Holdings, Inc.(c)	98	1,806
Scientific Games Corp.(b)(c)	40	1,094
SeaWorld Entertainment, Inc.(b)(c)	41	1,200
Service Corp. International	148	6,515
ServiceMaster Global Holdings, Inc.(c)	110	4,311
Shake Shack, Inc., Class A(c)	23	1,426
Shoe Carnival, Inc.(b)	10	355
Shutterstock, Inc.(c)	16	665
Signet Jewelers Ltd.	45	827
Six Flags Entertainment Corp.	61	2,652
Skechers U.S.A., Inc., Class A(c)	108	4,344
Skyline Champion Corp.(c)	40	1,327
Sleep Number Corp.(c)	24	1,158
Sonic Automotive, Inc., Class A	19	622
Sonos, Inc.(c)	16	222
Stamps.com, Inc.(c)	13	1,134
Standard Motor Products, Inc.	16	806
Steven Madden Ltd.	65	2,761

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Stitch Fix, Inc., Class A(b)(c)	38	$896
Stoneridge, Inc.(c)	22	663
Strategic Education, Inc.	18	2,551
Sturm Ruger & Co., Inc.	14	638
Taylor Morrison Home Corp., Class A(c)	82	1,904
Tempur Sealy International, Inc.(c)	38	3,225
Tenneco, Inc., Class A	47	582
Texas Roadhouse, Inc.	53	3,069
Thor Industries, Inc.	45	2,870
Toll Brothers, Inc.	111	4,459
TopBuild Corp.(c)	28	3,088
TRI Pointe Group, Inc.(c)	115	1,792
Tupperware Brands Corp.	43	363
Twin River Worldwide Holdings, Inc.(b)	23	559
Unifi, Inc.(c)	11	268
Universal Electronics, Inc.(c)	11	612
Urban Outfitters, Inc.(c)	54	1,386
Veoneer, Inc. (Sweden)(b)(c)	86	1,392
Vera Bradley, Inc.(c)	19	210
Vista Outdoor, Inc.(c)	47	389
Visteon Corp.(c)	23	2,151
Wendy’s Co. (The)	149	3,195
William Lyon Homes, Inc., Class A(c)	26	543
Williams-Sonoma, Inc.	63	4,372
Wingstop, Inc.	24	1,920
Winmark Corp.	2	354
Winnebago Industries, Inc.(b)	24	1,141
Wolverine World Wide, Inc.	72	2,311
WW International, Inc.(c)	38	1,645
Wyndham Destinations, Inc.	75	3,638
Wyndham Hotels & Resorts, Inc.	78	4,519
YETI Holdings, Inc.(b)(c)	31	986
Zumiez, Inc.(c)	16	473
		336,853
Consumer Staples-3.20%
Andersons, Inc. (The)	24	554
Avon Products, Inc. (United Kingdom)(c)	359	1,648
B&G Foods, Inc.(b)	51	845
Beyond Meat, Inc.(c)	12	996
BJs Wholesale Club Holdings, Inc.(b)(c)	93	2,204
Boston Beer Co., Inc. (The), Class A(c)	7	2,690
Calavo Growers, Inc.	14	1,249
Cal-Maine Foods, Inc.	25	1,088
Casey’s General Stores, Inc.	30	5,213
Central Garden & Pet Co.(b)(c)	9	237
Central Garden & Pet Co., Class A(c)	33	825
Chefs’ Warehouse, Inc. (The)(c)	21	747
Coca-Cola Consolidated, Inc.	4	1,081
Darling Ingredients, Inc.(c)	133	3,165
Edgewell Personal Care Co.(c)	44	1,371
elf Beauty, Inc.(c)	17	282
Energizer Holdings, Inc.	53	2,644
Farmer Brothers Co.(c)	9	137
Flowers Foods, Inc.	154	3,316
Fresh Del Monte Produce, Inc.	25	818
Freshpet, Inc.(b)(c)	26	1,397
Grocery Outlet Holding Corp.(c)	18	596
Hain Celestial Group, Inc. (The)(c)	76	1,879
Herbalife Nutrition Ltd.(c)	86	3,922
Hostess Brands, Inc.(c)	98	1,318
Ingles Markets, Inc., Class A	10	444
Inter Parfums, Inc.	14	987
	Shares	Value
Consumer Staples-(continued)
J&J Snack Foods Corp.	12	$2,220
John B. Sanfilippo & Son, Inc.	7	684
Lancaster Colony Corp.	16	2,528
Landec Corp.(c)	21	241
Medifast, Inc.(b)	10	879
MGP Ingredients, Inc.(b)	11	502
National Beverage Corp.(b)(c)	9	447
Nu Skin Enterprises, Inc., Class A	45	1,721
Performance Food Group Co.(c)	85	4,000
Pilgrim’s Pride Corp.(c)	49	1,544
Post Holdings, Inc.(c)	56	5,914
PriceSmart, Inc.	19	1,420
Primo Water Corp.(c)	26	265
Rite Aid Corp.(c)	51	462
Sanderson Farms, Inc.	16	2,649
Simply Good Foods Co. (The)(c)	72	1,989
SpartanNash Co.	28	396
Spectrum Brands Holdings, Inc.	35	2,188
Sprouts Farmers Market, Inc.(c)	97	1,921
Tootsie Roll Industries, Inc.(b)	14	481
TreeHouse Foods, Inc.(c)	45	2,200
Turning Point Brands, Inc.(b)	9	249
United Natural Foods, Inc.(c)	46	420
Universal Corp.	20	1,044
US Foods Holding Corp.(c)	177	7,039
USANA Health Sciences, Inc.(c)	11	810
Vector Group Ltd.(b)	96	1,290
Village Super Market, Inc., Class A	7	198
WD-40 Co.	11	2,124
Weis Markets, Inc.	13	518
		89,996
Energy-3.01%
Antero Midstream Corp.(b)	179	820
Antero Resources Corp.(c)	206	410
Apergy Corp.(c)	63	1,609
Arch Coal, Inc., Class A(b)	13	963
Archrock, Inc.	102	858
Berry Petroleum Corp.	51	406
Bonanza Creek Energy, Inc.(c)	12	210
Brigham Minerals, Inc., Class A	14	271
Cactus, Inc., Class A	38	1,147
California Resources Corp.(b)(c)	38	249
Callon Petroleum Co.(c)	179	653
Carrizo Oil & Gas, Inc.(b)(c)	72	462
Centennial Resource Development, Inc., Class A(c)	161	497
Chesapeake Energy Corp.(c)	896	533
Cimarex Energy Co.	82	3,770
Clean Energy Fuels Corp.(c)	112	218
CNX Resources Corp.(c)	156	1,078
CONSOL Energy, Inc.(c)	22	281
Contura Energy, Inc.(c)	15	100
Core Laboratories N.V.	36	1,577
CVR Energy, Inc.	24	1,041
Delek US Holdings, Inc.	61	2,093
Denbury Resources, Inc.(b)(c)	380	375
Diamond Offshore Drilling, Inc.(b)(c)	54	305
Diamond S Shipping, Inc.(c)	18	260
DMC Global, Inc.	12	553
Dril-Quip, Inc.(c)	29	1,226
EnLink Midstream LLC	217	1,031
EQT Corp.	207	1,807
Equitrans Midstream Corp.	175	1,745

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Energy-(continued)
Exterran Corp.(c)	24	$129
Extraction Oil & Gas, Inc.(c)	87	125
Frank’s International N.V.(c)	70	357
Gran Tierra Energy, Inc. (Canada)(c)	304	310
Green Plains, Inc.	31	473
Gulfport Energy Corp.(c)	147	348
Helix Energy Solutions Group, Inc.(c)	111	921
Helmerich & Payne, Inc.	89	3,518
International Seaways, Inc.(c)	16	424
Jagged Peak Energy, Inc.(b)(c)	50	333
Kosmos Energy Ltd. (Ghana)	227	1,355
Laredo Petroleum, Inc.(c)	157	339
Liberty Oilfield Services, Inc., Class A	44	389
Magnolia Oil & Gas Corp., Class A(b)(c)	95	1,032
Matador Resources Co.(b)(c)	90	1,267
Matrix Service Co.(c)	21	440
McDermott International, Inc.(c)	182	146
Murphy Oil Corp.	129	2,968
Nabors Industries Ltd.	313	645
NACCO Industries, Inc., Class A	3	141
Newpark Resources, Inc.(c)	71	416
NexTier Oilfield Solutions, Inc.(c)	133	637
Noble Corp. PLC(c)	195	207
Northern Oil and Gas, Inc.(b)(c)	163	290
Oasis Petroleum, Inc.(c)	225	526
Oceaneering International, Inc.(c)	80	1,073
Oil States International, Inc.(c)	45	717
Par Pacific Holdings, Inc.(c)	27	672
Parsley Energy, Inc., Class A	227	3,400
Patterson-UTI Energy, Inc.	168	1,502
PBF Energy, Inc., Class A	92	2,880
PDC Energy, Inc.(c)	52	1,182
Peabody Energy Corp.	59	571
Penn Virginia Corp.(c)	8	193
Plains GP Holdings L.P., Class A	140	2,446
ProPetro Holding Corp.(c)	67	578
QEP Resources, Inc.	185	605
Range Resources Corp.(b)	189	660
Rattler Midstream L.P.	35	557
Renewable Energy Group, Inc.(c)	32	546
REX American Resources Corp.(c)	5	459
RPC, Inc.(b)	67	259
SEACOR Holdings, Inc.(c)	15	635
Select Energy Services, Inc., Class A(c)	47	361
SemGroup Corp., Class A	53	815
SM Energy Co.	84	698
Solaris Oilfield Infrastructure, Inc., Class A	24	258
Southwestern Energy Co.(c)	464	844
SRC Energy, Inc.(c)	191	682
Tallgrass Energy, L.P., Class A	130	2,328
Talos Energy, Inc.(c)	17	394
Tellurian, Inc.(b)(c)	75	547
Texas Pacific Land Trust	5	3,375
Tidewater, Inc.(c)	27	413
Transocean Ltd.(c)	421	2,097
US Silica Holdings, Inc.(b)	54	266
Valaris PLC(b)	170	724
Viper Energy Partners L.P.	51	1,210
W&T Offshore, Inc.(c)	77	330
Whiting Petroleum Corp.(b)(c)	71	325
	Shares	Value
Energy-(continued)
World Fuel Services Corp.	53	$2,247
WPX Energy, Inc.(c)	342	3,365
		84,498
Financials-16.78%
1st Source Corp.	14	720
Affiliated Managers Group, Inc.	41	3,500
AG Mortgage Investment Trust, Inc.	25	389
Allegiance Bancshares, Inc.(c)	9	323
Amalgamated Bank, Class A	11	210
Ambac Financial Group, Inc.(c)	36	750
American Equity Investment Life Holding Co.	74	2,199
American National Insurance Co.	7	826
Ameris Bancorp	53	2,313
AMERISAFE, Inc.	16	1,082
Anworth Mortgage Asset Corp.	77	271
Apollo Commercial Real Estate Finance, Inc.	118	2,156
Arbor Realty Trust, Inc.(b)	65	985
Ares Commercial Real Estate Corp.	20	313
Ares Management Corp., Series A	65	2,151
Argo Group International Holdings Ltd.	28	1,842
ARMOUR Residential REIT, Inc.	48	829
Arrow Financial Corp.	11	394
Artisan Partners Asset Management, Inc., Class A	43	1,276
Assetmark Financial Holdings, Inc.(c)	12	300
Associated Banc-Corp.	131	2,809
Associated Capital Group, Inc., Class A	3	108
Assured Guaranty Ltd.	81	4,022
Atlantic Capital Bancshares, Inc.(c)	20	378
Atlantic Union Bankshares Corp.	60	2,268
Axis Capital Holdings Ltd.	68	4,024
Axos Financial, Inc.(c)	45	1,325
B. Riley Financial, Inc.	10	292
Banc of California, Inc.	35	538
BancFirst Corp.	15	886
Bancorp, Inc. (The)(c)	40	444
BancorpSouth Bank	83	2,581
Bank of Hawaii Corp.	33	2,974
Bank of Marin Bancorp	10	451
Bank OZK	104	3,087
BankUnited, Inc.	77	2,700
Banner Corp.	28	1,530
Bar Harbor Bankshares	12	308
Berkshire Hills Bancorp, Inc.	34	1,073
BGC Partners, Inc., Class A	218	1,264
Blackstone Mortgage Trust, Inc., Class A	103	3,773
Blucora, Inc.(c)	40	942
BOK Financial Corp.	26	2,167
Boston Private Financial Holdings, Inc.	66	775
Bridge Bancorp, Inc.	13	425
Brighthouse Financial, Inc.(c)	90	3,704
Brightsphere Investment Group, Inc.	61	587
Brookline Bancorp, Inc.	63	1,011
Bryn Mawr Bank Corp.	16	628
Byline Bancorp, Inc.(c)	13	239
Cadence BanCorp	104	1,717
Camden National Corp.	12	521
Cannae Holdings, Inc.(c)	50	1,875
Capital City Bank Group, Inc.	10	289
Capitol Federal Financial, Inc.	109	1,546
Capstead Mortgage Corp.	76	591
Carolina Financial Corp.	17	719
Carter Bank & Trust(c)	19	401

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
Cathay General Bancorp	61	$2,246
CBTX, Inc.	15	443
CenterState Bank Corp.	94	2,390
Central Pacific Financial Corp.	23	668
Century Bancorp, Inc., Class A	2	175
Chimera Investment Corp.	151	3,076
CIT Group, Inc.	77	3,505
Citizens, Inc.(c)	38	259
City Holding Co.	13	1,033
CNB Financial Corp.	12	380
CNO Financial Group, Inc.	126	2,283
Cohen & Steers, Inc.	19	1,275
Colony Credit Real Estate, Inc.	68	901
Columbia Banking System, Inc.	59	2,306
Columbia Financial, Inc.(c)	47	783
Commerce Bancshares, Inc.	80	5,362
Community Bank System, Inc.	42	2,850
Community Trust Bancorp, Inc.	13	584
ConnectOne Bancorp, Inc.	26	655
Cowen, Inc., Class A(c)	21	322
Crawford & Co., Class A(b)	13	142
Credit Acceptance Corp.(c)	8	3,444
Cullen/Frost Bankers, Inc.	48	4,491
Curo Group Holdings Corp.(c)	11	150
Customers Bancorp, Inc.(c)	23	538
CVB Financial Corp.	91	1,944
Diamond Hill Investment Group, Inc.	3	410
Dime Community Bancshares, Inc.	24	484
Donegal Group, Inc., Class A	10	146
Donnelley Financial Solutions, Inc.(c)	25	251
Dynex Capital, Inc.	20	338
Eagle Bancorp, Inc.	27	1,199
eHealth, Inc.(c)	17	1,568
Ellington Financial, Inc.	29	525
Employers Holdings, Inc.	26	1,117
Encore Capital Group, Inc.(c)	21	766
Enova International, Inc.(c)	28	645
Enstar Group Ltd. (Bermuda)(c)	10	2,042
Enterprise Financial Services Corp.	21	949
Equity Bancshares, Inc., Class A(c)	12	353
Essent Group Ltd.	76	4,153
Evercore, Inc., Class A	32	2,476
Exantas Capital Corp.	25	301
EZCORP, Inc., Class A(c)	41	210
F.N.B. Corp.	263	3,266
FB Financial Corp.	14	539
FBL Financial Group, Inc., Class A	9	518
Federal Agricultural Mortgage Corp., Class C	7	581
Federated Investors, Inc., Class B	78	2,615
FGL Holdings	134	1,223
Financial Institutions, Inc.	12	391
First American Financial Corp.	91	5,789
First BanCorp Puerto Rico	176	1,848
First Bancorp/Southern Pines NC	24	938
First Bancshares, Inc. (The)	13	436
First Busey Corp.	39	1,037
First Citizens BancShares, Inc., Class A	5	2,599
First Commonwealth Financial Corp.	80	1,137
First Community Bancshares, Inc.	11	335
First Defiance Financial Corp.	16	482
First Financial Bancorp	80	1,946
First Financial Bankshares, Inc.	99	3,422
	Shares	Value
Financials-(continued)
First Financial Corp.	9	$398
First Foundation, Inc.	30	492
First Hawaiian, Inc.	108	3,082
First Horizon National Corp.	253	4,068
First Interstate BancSystem, Inc., Class A	33	1,389
First Merchants Corp.	40	1,620
First Mid-Illinois Bancshares, Inc.	11	385
First Midwest Bancorp, Inc.	93	2,005
First of Long Island Corp. (The)	20	485
FirstCash, Inc.	35	2,829
Flagstar Bancorp, Inc.	31	1,155
Flushing Financial Corp.	21	445
Focus Financial Partners, Inc., Class A(c)	21	590
Franklin Financial Network, Inc.	11	376
Fulton Financial Corp.	133	2,282
GAMCO Investors, Inc., Class A	5	90
Genworth Financial, Inc., Class A(c)	407	1,612
German American Bancorp, Inc.	20	674
Glacier Bancorp, Inc.	70	3,070
Global Indemnity Ltd. (Cayman Islands)	7	201
Goosehead Insurance, Inc., Class A(b)	10	405
Granite Point Mortgage Trust, Inc.	44	800
Great Southern Bancorp, Inc.	9	549
Great Western Bancorp, Inc.	46	1,581
Green Dot Corp., Class A(c)	39	927
Greenhill & Co., Inc.	13	221
Greenlight Capital Re Ltd., Class A(c)	22	230
Hamilton Lane, Inc., Class A	15	870
Hancock Whitney Corp.	73	2,965
Hanmi Financial Corp.	24	471
Hanover Insurance Group, Inc. (The)	32	4,350
HarborOne Bancorp, Inc.(c)	19	202
HCI Group, Inc.(b)	6	278
Heartland Financial USA, Inc.	28	1,322
Heritage Commerce Corp.	52	650
Heritage Financial Corp.	29	800
Heritage Insurance Holdings, Inc.	22	301
Hilltop Holdings, Inc.	59	1,453
Home BancShares, Inc.	129	2,428
HomeStreet, Inc.(c)	20	638
HomeTrust Bancshares, Inc.	14	366
Hope Bancorp, Inc.	102	1,480
Horace Mann Educators Corp.	33	1,433
Horizon Bancorp, Inc.	33	621
Houlihan Lokey, Inc.	33	1,573
IBERIABANK Corp.	43	3,139
Independence Holding Co.	4	169
Independent Bank Corp.	28	2,358
Independent Bank Corp.	17	380
Independent Bank Group, Inc.	28	1,614
Interactive Brokers Group, Inc., Class A	59	2,857
International Bancshares Corp.	45	1,909
INTL. FCStone, Inc.(c)	13	520
Invesco Mortgage Capital, Inc.(d)	116	1,884
Investors Bancorp, Inc.	191	2,303
James River Group Holdings Ltd.	25	989
Janus Henderson Group PLC (United Kingdom)	131	3,327
Kearny Financial Corp.	69	973
Kemper Corp.	46	3,400
Kinsale Capital Group, Inc.	17	1,721
KKR Real Estate Finance Trust, Inc.	21	424
Ladder Capital Corp.	74	1,279

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
Ladenburg Thalmann Financial Services, Inc.	80	$279
Lakeland Bancorp, Inc.	39	651
Lakeland Financial Corp.	21	990
Legg Mason, Inc.	70	2,736
LendingClub Corp.(c)	47	649
LendingTree, Inc.(c)	6	2,163
Live Oak Bancshares, Inc.	19	347
LPL Financial Holdings, Inc.	67	6,187
Luther Burbank Corp.	15	173
MBIA, Inc.(b)(c)	68	634
Mercantile Bank Corp.	12	423
Merchants Bancorp	7	126
Mercury General Corp.	22	1,078
Meridian Bancorp, Inc.	40	805
Meta Financial Group, Inc.	28	996
MFA Financial, Inc.	364	2,788
MGIC Investment Corp.	286	4,121
Midland States Bancorp, Inc.	17	477
MidWestOne Financial Group, Inc.	12	408
Moelis & Co., Class A	40	1,318
Morningstar, Inc.	16	2,514
Mr Cooper Group, Inc.(c)	57	766
National Bank Holdings Corp., Class A	24	860
National General Holdings Corp.	55	1,171
National Western Life Group, Inc., Class A	2	504
Navient Corp.	173	2,483
NBT Bancorp, Inc.	35	1,400
Nelnet, Inc., Class A	16	1,008
New Residential Investment Corp.	334	5,177
New York Community Bancorp, Inc.	378	4,506
New York Mortgage Trust, Inc.	218	1,358
Nicolet Bankshares, Inc.(c)	7	507
NMI Holdings, Inc., Class A(c)	55	1,846
Northfield Bancorp, Inc.	35	592
Northwest Bancshares, Inc.	82	1,365
OceanFirst Financial Corp.	41	983
Ocwen Financial Corp.(c)	89	139
OFG Bancorp	42	901
Old National Bancorp	124	2,242
Old Republic International Corp.	233	5,257
On Deck Capital, Inc.(c)	41	169
OneMain Holdings, Inc.	66	2,844
Opus Bank	21	540
Origin Bancorp, Inc.	14	499
Oritani Financial Corp.	32	595
Pacific Premier Bancorp, Inc.	44	1,410
PacWest Bancorp	96	3,575
Palomar Holdings, Inc.(c)	9	491
Park National Corp.	12	1,204
Peapack-Gladstone Financial Corp.	13	389
PennyMac Financial Services, Inc.	51	1,750
PennyMac Mortgage Investment Trust	71	1,639
Peoples Bancorp, Inc.	16	523
People’s Utah Bancorp	12	352
Pinnacle Financial Partners, Inc.	59	3,624
Piper Jaffray Cos.	11	890
PJT Partners, Inc., Class A	17	725
Popular, Inc.	78	4,314
PRA Group, Inc.(c)	37	1,356
Preferred Bank	12	662
Primerica, Inc.	34	4,551
ProAssurance Corp.	43	1,617
	Shares	Value
Financials-(continued)
ProSight Global, Inc.(c)	9	$155
Prosperity Bancshares, Inc.	76	5,339
Provident Financial Services, Inc.	51	1,240
Pzena Investment Management, Inc., Class A	14	124
QCR Holdings, Inc.	12	502
Radian Group, Inc.	167	4,315
Ready Capital Corp.	24	379
Redwood Trust, Inc.	91	1,472
Renasant Corp.	38	1,345
Republic Bancorp, Inc., Class A	8	370
Republic First Bancorp, Inc.(c)	37	147
RLI Corp.	31	2,832
S&T Bancorp, Inc.	32	1,207
Safety Insurance Group, Inc.	12	1,172
Sandy Spring Bancorp, Inc.	29	1,025
Seacoast Banking Corp. of Florida(c)	42	1,250
Selective Insurance Group, Inc.	48	3,179
ServisFirst Bancshares, Inc.	37	1,345
Simmons First National Corp., Class A	78	2,021
SLM Corp.	342	2,917
South State Corp.	28	2,332
Southside Bancshares, Inc.	26	913
Starwood Property Trust, Inc.	228	5,586
State Auto Financial Corp.	14	459
Sterling Bancorp	170	3,471
Sterling Bancorp	12	116
Stewart Information Services Corp.	19	813
Stifel Financial Corp.	56	3,501
Stock Yards Bancorp, Inc.	17	704
Synovus Financial Corp.	125	4,761
TCF Financial Corp.	124	5,269
Texas Capital Bancshares, Inc.(c)	41	2,370
TFS Financial Corp.	44	893
Third Point Reinsurance Ltd. (Bermuda)(c)	59	563
Tompkins Financial Corp.	11	954
Towne Bank	59	1,661
TPG RE Finance Trust, Inc.	35	709
Tradeweb Markets, Inc., Class A	51	2,281
TriCo Bancshares	22	850
TriState Capital Holdings, Inc.(c)	18	436
Triumph Bancorp, Inc.(c)	20	717
Trupanion, Inc.(b)(c)	24	818
TrustCo Bank Corp.	76	667
Trustmark Corp.(b)	49	1,684
Two Harbors Investment Corp.	222	3,228
UMB Financial Corp.	38	2,556
Umpqua Holdings Corp.	178	2,914
United Bankshares, Inc.	82	3,105
United Community Banks, Inc.	64	1,984
United Community Financial Corp.	39	433
United Fire Group, Inc.	17	747
United Insurance Holdings Corp.	17	216
Universal Insurance Holdings, Inc.	26	757
Univest Financial Corp.	23	601
Valley National Bancorp	268	3,103
Veritex Holdings, Inc.	34	884
Victory Capital Holdings, Inc., Class A(c)	10	206
Virtu Financial, Inc., Class A(b)	43	714
Virtus Investment Partners, Inc.	6	707
Waddell & Reed Financial, Inc., Class A	60	969
Walker & Dunlop, Inc.	24	1,575
Washington Federal, Inc.	64	2,356

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
Washington Trust Bancorp, Inc.	13	$678
Waterstone Financial, Inc.	20	377
Watford Holdings Ltd. (Bermuda)(c)	17	460
Webster Financial Corp.	75	3,652
WesBanco, Inc.	52	1,897
Westamerica Bancorporation	22	1,430
Western Alliance Bancorp	80	4,173
Western Asset Mortgage Capital Corp.	42	432
Westwood Holdings Group, Inc.	6	185
White Mountains Insurance Group Ltd.	3	3,321
Wintrust Financial Corp.	46	3,124
WisdomTree Investments, Inc.	96	467
World Acceptance Corp.(c)	6	570
WSFS Financial Corp.	41	1,828
		471,609
Health Care-13.70%
Acadia Healthcare Co., Inc.(c)	72	2,316
ACADIA Pharmaceuticals, Inc.(c)	88	3,986
Accelerate Diagnostics, Inc.(b)(c)	23	344
Acceleron Pharma, Inc.(c)	36	1,763
Achillion Pharmaceuticals, Inc.(c)	103	640
Addus HomeCare Corp.(c)	12	1,119
Adverum Biotechnologies, Inc.(c)	44	480
Aerie Pharmaceuticals, Inc.(b)(c)	34	646
Agenus, Inc.(c)	87	365
Agios Pharmaceuticals, Inc.(c)	49	1,906
Aimmune Therapeutics, Inc.(c)	29	810
Akcea Therapeutics, Inc.(c)	14	273
Akebia Therapeutics, Inc.(b)(c)	62	390
Akorn, Inc.(c)	98	358
Alder Biopharmaceuticals, Inc., CVR(c)(e)	48	42
Alkermes PLC(c)	127	2,670
Allakos, Inc.(b)(c)	20	1,900
Allogene Therapeutics, Inc.(b)(c)	19	535
Allscripts Healthcare Solutions, Inc.(c)	134	1,445
AMAG Pharmaceuticals, Inc.(c)	27	288
Amedisys, Inc.(c)	26	4,237
Amicus Therapeutics, Inc.(c)	206	2,159
AMN Healthcare Services, Inc.(c)	38	2,260
Amneal Pharmaceuticals, Inc.(c)	104	391
Amphastar Pharmaceuticals, Inc.(c)	29	566
AnaptysBio, Inc.(c)	19	256
AngioDynamics, Inc.(c)	29	446
ANI Pharmaceuticals, Inc.(c)	7	431
Anika Therapeutics, Inc.(c)	11	636
Antares Pharma, Inc.(c)	125	591
Apellis Pharmaceuticals, Inc.(c)	36	968
Apollo Medical Holdings, Inc.(c)	20	365
Arcus Biosciences, Inc.(c)	17	141
Arena Pharmaceuticals, Inc.(c)	40	1,895
ArQule, Inc.(c)	92	882
Arrowhead Pharmaceuticals, Inc.(b)(c)	69	5,038
Arvinas, Inc.(c)	15	576
Assembly Biosciences, Inc.(c)	24	389
Atara Biotherapeutics, Inc.(c)	38	540
Athenex, Inc.(c)	38	592
AtriCure, Inc.(c)	32	952
Atrion Corp.	1	705
Audentes Therapeutics, Inc.(c)	31	900
Avanos Medical, Inc.(c)	39	1,352
Avrobio, Inc.(c)	18	289
AxoGen, Inc.(c)	29	503
	Shares	Value
Health Care-(continued)
Axonics Modulation Technologies, Inc.(c)	13	$317
Axsome Therapeutics, Inc.(b)(c)	19	748
BioCryst Pharmaceuticals, Inc.(c)	120	342
BioDelivery Sciences International, Inc.(c)	65	443
Biohaven Pharmaceutical Holding Co., Ltd.(c)	36	2,064
BioSpecifics Technologies Corp.(c)	4	220
Bio-Techne Corp.	31	6,766
BioTelemetry, Inc.(c)	27	1,250
Bluebird Bio, Inc.(c)	45	3,642
Blueprint Medicines Corp.(c)	38	3,118
Brookdale Senior Living, Inc.(c)	132	942
Bruker Corp.	88	4,505
Cambrex Corp.(c)	28	1,679
Cantel Medical Corp.	30	2,307
Cara Therapeutics, Inc.(b)(c)	33	857
Cardiovascular Systems, Inc.(c)	29	1,321
CareDx, Inc.(c)	31	636
Catalent, Inc.(c)	118	6,135
Catalyst Pharmaceuticals, Inc.(c)	73	339
Cerus Corp.(c)	107	464
Change Healthcare, Inc.(c)	40	535
Charles River Laboratories International, Inc.(c)	40	5,810
Chemed Corp.	13	5,590
ChemoCentryx, Inc.(c)	31	940
Codexis, Inc.(c)	45	699
Coherus Biosciences, Inc.(c)	42	756
Collegium Pharmaceutical, Inc.(c)	21	456
Community Health Systems, Inc.(c)	97	310
Computer Programs & Systems, Inc.	10	266
CONMED Corp.	23	2,605
Corcept Therapeutics, Inc.(c)	81	1,039
CorVel Corp.(c)	8	660
Covetrus, Inc.(c)	82	1,173
Crinetics Pharmaceuticals, Inc.(c)	8	156
CRISPR Therapeutics AG (Switzerland)(b)(c)	22	1,576
Cross Country Healthcare, Inc.(c)	28	338
CryoLife, Inc.(c)	29	717
CryoPort, Inc.(c)	29	457
Cutera, Inc.(c)	9	345
Cyclerion Therapeutics, Inc.(c)	11	20
Cymabay Therapeutics, Inc.(c)	48	84
Cytokinetics, Inc.(c)	40	387
CytomX Therapeutics, Inc.(c)	35	219
Deciphera Pharmaceuticals, Inc.(c)	20	946
Denali Therapeutics, Inc.(c)	50	889
Dermira, Inc.(b)(c)	35	285
Dicerna Pharmaceuticals, Inc.(c)	41	986
Diplomat Pharmacy, Inc.(c)	67	345
Dynavax Technologies Corp.(b)(c)	68	384
Eagle Pharmaceuticals, Inc.(c)	9	526
Editas Medicine, Inc.(c)	36	1,090
Eidos Therapeutics, Inc.(b)(c)	6	338
Emergent BioSolutions, Inc.(c)	35	1,920
Enanta Pharmaceuticals, Inc.(c)	12	764
Encompass Health Corp.	80	5,657
Endo International PLC(c)	165	838
Ensign Group, Inc. (The)	41	1,781
Epizyme, Inc.(c)	59	975
Esperion Therapeutics, Inc.(b)(c)	20	1,027
Evolent Health, Inc., Class A(c)	61	440
Evolus, Inc.(b)(c)	18	252
Exelixis, Inc.(c)	245	4,074

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Health Care-(continued)
Fate Therapeutics, Inc.(c)	53	$828
FibroGen, Inc.(c)	63	2,669
Flexion Therapeutics, Inc.(b)(c)	25	443
Fluidigm Corp.(c)	54	136
Forty Seven, Inc.(c)	21	265
G1 Therapeutics, Inc.(c)	20	432
GenMark Diagnostics, Inc.(c)	40	223
Geron Corp.(b)(c)	146	209
Glaukos Corp.(c)	32	2,052
Global Blood Therapeutics, Inc.(c)	46	3,059
Globus Medical, Inc., Class A(c)	62	3,469
Gossamer Bio. Inc.(c)	15	382
Guardant Health, Inc.(c)	30	2,330
Haemonetics Corp.(c)	41	4,945
Halozyme Therapeutics, Inc.(c)	107	2,075
Hanger, Inc.(c)	26	681
Health Catalyst, Inc.(c)	7	278
HealthEquity, Inc.(c)	57	3,585
HealthStream, Inc.(c)	20	583
Heron Therapeutics, Inc.(b)(c)	68	1,738
Heska Corp.(c)	6	573
Hill-Rom Holdings, Inc.	54	5,789
HMS Holdings Corp.(c)	71	2,144
Homology Medicines, Inc.(c)	15	240
Horizon Therapeutics Plc(c)	151	4,950
ICU Medical, Inc.(c)	16	3,000
ImmunoGen, Inc.(c)	121	437
Immunomedics, Inc.(c)	124	2,329
Innoviva, Inc.(c)	56	755
Inogen, Inc.(c)	15	1,104
Inovalon Holdings, Inc., Class A(c)	54	972
Insmed, Inc.(c)	69	1,590
Inspire Medical Systems, Inc.(c)	10	710
Integer Holdings Corp.(c)	26	1,972
Integra LifeSciences Holdings Corp.(c)	59	3,598
Intellia Therapeutics, Inc.(c)	28	485
Intercept Pharmaceuticals, Inc.(c)	22	2,384
Intersect ENT, Inc.(c)	24	520
Intra-Cellular Therapies, Inc.(c)	37	359
Intrexon Corp.(b)(c)	59	329
Invitae Corp.(b)(c)	73	1,453
Iovance Biotherapeutics, Inc.(c)	85	1,941
iRhythm Technologies, Inc.(c)	20	1,442
Ironwood Pharmaceuticals, Inc.(c)	127	1,527
Karyopharm Therapeutics, Inc.(c)	40	701
Kodiak Sciences, Inc.(c)	15	444
Krystal Biotech, Inc.(c)	9	509
Kura Oncology, Inc.(c)	27	430
Lannett Co., Inc.(c)	26	229
Lantheus Holdings, Inc.(c)	30	627
LeMaitre Vascular, Inc.	14	498
Lexicon Pharmaceuticals, Inc.(b)(c)	63	222
LHC Group, Inc.(c)	24	3,202
Ligand Pharmaceuticals, Inc.(c)	15	1,695
LivaNova PLC(c)	39	3,267
Luminex Corp.	32	676
MacroGenics, Inc.(c)	36	341
Madrigal Pharmaceuticals, Inc.(c)	7	775
Magellan Health, Inc.(c)	19	1,477
Masimo Corp.(c)	41	6,358
Medicines Co. (The)(b)(c)	64	5,389
MEDNAX, Inc.(c)	69	1,802
	Shares	Value
Health Care-(continued)
Medpace Holdings, Inc.(c)	23	$1,763
MeiraGTx Holdings PLC(c)	12	231
Meridian Bioscience, Inc.	33	302
Merit Medical Systems, Inc.(c)	45	1,260
Mesa Laboratories, Inc.(b)	3	702
Mirati Therapeutics, Inc.(c)	21	2,116
Molina Healthcare, Inc.(c)	48	6,504
Momenta Pharmaceuticals, Inc.(c)	76	1,277
MyoKardia, Inc.(c)	35	2,280
Myovant Sciences Ltd.(c)	33	588
Myriad Genetics, Inc.(c)	60	1,544
NanoString Technologies, Inc.(c)	27	727
Natera, Inc.(c)	41	1,496
National HealthCare Corp.	9	765
National Research Corp.	10	645
Natus Medical, Inc.(c)	28	896
Nektar Therapeutics(c)	142	2,881
Neogen Corp.(c)	42	2,796
NeoGenomics, Inc.(c)	82	2,116
Nevro Corp.(c)	25	2,794
NextGen Healthcare, Inc.(c)	40	737
Novocure Ltd.(c)	64	5,900
NuVasive, Inc.(c)	42	3,034
Odonate Therapeutics, Inc.(c)	12	413
Omeros Corp.(b)(c)	37	548
Omnicell, Inc.(c)	34	2,720
OPKO Health, Inc.(c)	274	436
Optinose, Inc.(b)(c)	23	215
Option Care Health, Inc.(c)	114	355
OraSure Technologies, Inc.(c)	48	389
Orthofix Medical, Inc.(c)	15	681
OrthoPediatrics Corp.(c)	7	275
Owens & Minor, Inc.	51	338
Pacific Biosciences of California, Inc.(c)	101	519
Pacira BioSciences Inc.(c)	30	1,387
Patterson Cos., Inc.	69	1,343
PDL BioPharma, Inc.(c)	114	353
Pennant Group, Inc. (The)(c)	19	445
Penumbra, Inc.(c)	26	4,600
PetIQ, Inc.(b)(c)	15	345
Phibro Animal Health Corp., Class A	16	388
Phreesia, Inc.(c)	9	253
Portola Pharmaceuticals, Inc.(b)(c)	60	1,713
PRA Health Sciences, Inc.(c)	51	5,549
Premier, Inc., Class A(c)	51	1,813
Prestige Consumer Healthcare, Inc.(c)	41	1,549
Principia Biopharma, Inc.(c)	18	645
Progenics Pharmaceuticals, Inc.(c)	66	345
Prothena Corp. PLC (Ireland)(c)	32	410
Providence Service Corp. (The)(c)	9	537
PTC Therapeutics, Inc.(c)	43	2,019
Puma Biotechnology, Inc.(b)(c)	34	323
Quanterix Corp.(c)	11	279
Quidel Corp.(c)	30	2,059
Quotient Ltd.(c)	57	490
R1 RCM, Inc.(c)	73	941
Ra Pharmaceuticals, Inc.(c)	25	1,168
Radius Health, Inc.(c)	34	762
RadNet, Inc.(c)	33	632
Reata Pharmaceuticals, Inc., Class A(c)	16	3,122
REGENXBIO, Inc.(c)	27	1,130
Repligen Corp.(c)	38	3,372

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Health Care-(continued)
Retrophin, Inc.(c)	29	$402
Revance Therapeutics, Inc.(c)	31	555
Rhythm Pharmaceuticals, Inc.(c)	27	606
Rigel Pharmaceuticals, Inc.(c)	131	293
Rocket Pharmaceuticals, Inc.(c)	26	457
Rubius Therapeutics, Inc.(b)(c)	25	192
Sage Therapeutics, Inc.(c)	42	6,500
Sangamo Therapeutics, Inc.(c)	94	1,015
Scholar Rock Holding Corp.(b)(c)	15	128
Select Medical Holdings Corp.(c)	93	2,056
Shockwave Medical, Inc.(c)	6	235
SIGA Technologies, Inc.(c)	43	211
Silk Road Medical, Inc.(c)	15	540
Simulations Plus, Inc.	10	334
Solid Biosciences, Inc.(c)	21	83
Spark Therapeutics, Inc.(c)	28	3,112
Spectrum Pharmaceuticals, Inc.(c)	82	736
STAAR Surgical Co.(c)	27	995
Stemline Therapeutics, Inc.(b)(c)	43	460
Stoke Therapeutics, Inc.(c)	7	172
Supernus Pharmaceuticals, Inc.(c)	41	959
Surgery Partners, Inc.(c)	15	207
SurModics, Inc.(c)	11	451
Syneos Health, Inc.(c)	50	2,745
Tabula Rasa HealthCare, Inc.(b)(c)	15	669
Tactile Systems Technology, Inc.(c)	14	899
Tandem Diabetes Care, Inc.(c)	43	2,968
Teladoc Health, Inc.(b)(c)	55	4,606
Tenet Healthcare Corp.(c)	71	2,286
TG Therapeutics, Inc.(b)(c)	69	565
TherapeuticsMD, Inc.(b)(c)	226	567
Theravance Biopharma, Inc.(c)	33	718
Tilray, Inc., Class 2 (Canada)(b)(c)	19	377
Tivity Health, Inc.(c)	39	883
Translate Bio, Inc.(c)	17	171
Tricida, Inc.(c)	16	639
Triple-S Management Corp., Class B(c)	20	383
Turning Point Therapeutics, Inc.(b)(c)	14	787
Twist Bioscience Corp.(c)	12	286
Ultragenyx Pharmaceutical, Inc.(b)(c)	44	1,745
uniQure N.V. (Netherlands)(c)	28	1,558
United Therapeutics Corp.(c)	35	3,229
US Physical Therapy, Inc.	10	1,169
Vanda Pharmaceuticals, Inc.(c)	39	652
Varex Imaging Corp.(c)	30	898
Veracyte, Inc.(c)	36	1,034
Vericel Corp.(c)	33	616
ViewRay, Inc.(b)(c)	45	149
Viking Therapeutics, Inc.(b)(c)	50	366
Vocera Communications, Inc.(b)(c)	24	521
Voyager Therapeutics, Inc.(c)	22	300
WaVe Life Sciences Ltd.(c)	14	464
Wright Medical Group N.V.(b)(c)	97	2,888
Xencor, Inc.(c)	41	1,615
Y-mAbs Therapeutics, Inc.(c)	18	607
ZIOPHARM Oncology, Inc.(b)(c)	107	557
Zogenix, Inc.(b)(c)	33	1,577
		385,121
Industrials-15.00%
AAON, Inc.	34	1,679
AAR Corp.	27	1,207
ABM Industries, Inc.	54	2,051
	Shares	Value
Industrials-(continued)
ACCO Brands Corp.	80	$732
Actuant Corp., Class A	50	1,228
ADT, Inc.(b)	119	1,100
Advanced Disposal Services, Inc.(c)	61	2,010
Advanced Drainage Systems, Inc.	42	1,603
AECOM(c)	128	5,546
Aegion Corp.(c)	25	541
Aerojet Rocketdyne Holdings, Inc.(c)	57	2,519
Aerovironment, Inc.(c)	17	1,043
AGCO Corp.	52	4,063
Air Lease Corp.	86	3,993
Air Transport Services Group, Inc.(c)	12	295
Aircastle Ltd.	44	1,408
Alamo Group, Inc.	8	918
Albany International Corp.	25	2,092
Allegiant Travel Co.	3	509
Allison Transmission Holdings, Inc.	94	4,550
Altra Industrial Motion Corp.	52	1,709
Ameresco, Inc., Class A(c)	16	262
American Woodmark Corp.(c)	12	1,235
Apogee Enterprises, Inc.	20	765
Applied Industrial Technologies, Inc.	31	1,979
ArcBest Corp.	20	576
Arcosa, Inc.	35	1,372
Argan, Inc.	11	403
Armstrong World Industries, Inc.	38	3,649
ASGN, Inc.(c)	43	2,881
Astec Industries, Inc.	17	637
Astronics Corp.(c)	20	583
Atkore International Group, Inc.(c)	38	1,585
Atlas Air Worldwide Holdings, Inc.(c)	5	130
Avis Budget Group, Inc.(c)	52	1,547
Axon Enterprise, Inc.(c)	48	3,542
AZZ, Inc.	21	799
Barnes Group, Inc.	39	2,308
Barrett Business Services, Inc.	6	530
Beacon Roofing Supply, Inc.(c)	55	1,631
Bloom Energy Corp., Class A(b)(c)	51	333
Blue Bird Corp.(c)	11	224
BMC Stock Holdings, Inc.(c)	53	1,569
Brady Corp., Class A	40	2,280
Briggs & Stratton Corp.	45	241
BrightView Holdings, Inc.(c)	25	401
Brink’s Co. (The)	40	3,720
Builders FirstSource, Inc.(c)	93	2,363
BWX Technologies, Inc.	77	4,630
CAI International, Inc.(c)	14	337
Carlisle Cos., Inc.	46	7,175
Casella Waste Systems, Inc., Class A(c)	36	1,682
CBIZ, Inc.(c)	41	1,101
Chart Industries, Inc.(c)	28	1,546
Cimpress PLC (Netherlands)(c)	17	2,178
CIRCOR International, Inc.(c)	14	621
Clean Harbors, Inc.(c)	43	3,554
Colfax Corp.(c)	71	2,393
Columbus McKinnon Corp.	18	739
Comfort Systems USA, Inc.	30	1,533
Construction Partners, Inc.(c)	15	297
Continental Building Products, Inc.(c)	28	1,030
Cornerstone Building Brands, Inc.(c)	54	373
Covanta Holding Corp.	96	1,412
Covenant Transportation Group, Inc., Class A(c)	10	134

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
Crane Co.	39	$3,240
CSW Industrials, Inc.	12	886
Cubic Corp.	24	1,429
Curtiss-Wright Corp.	33	4,531
Deluxe Corp.	35	1,788
Donaldson Co., Inc.	103	5,776
Douglas Dynamics, Inc.	18	974
Ducommun, Inc.(c)	9	440
DXP Enterprises, Inc.(c)	14	539
Dycom Industries, Inc.(c)	25	1,301
Echo Global Logistics, Inc.(c)	22	441
EMCOR Group, Inc.	45	4,002
Encore Wire Corp.	17	992
Energy Recovery, Inc.(b)(c)	25	218
EnerSys	34	2,386
Ennis, Inc.	20	413
EnPro Industries, Inc.	16	1,062
ESCO Technologies, Inc.	21	1,849
Evoqua Water Technologies Corp.(c)	65	1,231
Exponent, Inc.	42	2,669
Federal Signal Corp.	49	1,614
Fluor Corp.	108	1,883
Forrester Research, Inc.	9	359
Forward Air Corp.	23	1,611
Foundation Building Materials, Inc.(c)	17	347
Franklin Covey Co.(c)	8	295
Franklin Electric Co., Inc.	32	1,775
FTI Consulting, Inc.(c)	30	3,270
Gardner Denver Holdings, Inc.(c)	108	3,658
Gates Industrial Corp. PLC(b)(c)	45	535
GATX Corp.	27	2,182
Genco Shipping & Trading Ltd.	13	136
Generac Holdings, Inc.(c)	50	4,925
Genesee & Wyoming, Inc., Class A(c)	46	5,127
Gibraltar Industries, Inc.(c)	26	1,358
GMS, Inc.(c)	35	1,084
Gorman-Rupp Co. (The)	15	555
Graco, Inc.	135	6,522
GrafTech International Ltd.(b)	57	803
Granite Construction, Inc.	37	953
Great Lakes Dredge & Dock Corp.(c)	44	470
Greenbrier Cos., Inc. (The)	25	703
Griffon Corp.	29	615
H&E Equipment Services, Inc.	26	858
Harsco Corp.(c)	65	1,446
Hawaiian Holdings, Inc.	9	273
Healthcare Services Group, Inc.	60	1,509
Heartland Express, Inc.	35	749
Heidrick & Struggles International, Inc.	15	465
Helios Technologies, Inc.	23	1,030
Herc Holdings, Inc.(c)	17	795
Heritage-Crystal Clean, Inc.(c)	12	371
Herman Miller, Inc.	48	2,293
Hertz Global Holdings, Inc.(c)	69	1,069
Hexcel Corp.	69	5,494
Hillenbrand, Inc.	60	1,897
HNI Corp.	35	1,375
Hub Group, Inc., Class A(c)	27	1,379
Hubbell, Inc.	44	6,469
Huron Consulting Group, Inc.(c)	19	1,274
Hyster-Yale Materials Handling, Inc.	5	296
IAA, Inc.(c)	108	4,896
	Shares	Value
Industrials-(continued)
ICF International, Inc.	15	$1,346
IES Holdings, Inc.(c)	7	152
Insperity, Inc.	32	2,489
Insteel Industries, Inc.	14	327
Interface, Inc.	47	789
ITT, Inc.	71	4,954
JELD-WEN Holding, Inc.(c)	53	1,206
John Bean Technologies Corp.	26	2,848
Kadant, Inc.	9	877
Kaman Corp.	20	1,272
KAR Auction Services, Inc.	108	2,281
Kelly Services, Inc., Class A	25	548
Kennametal, Inc.	67	2,334
Kforce, Inc.	18	711
Kimball International, Inc., Class B	29	620
Kirby Corp.(c)	12	1,012
Knoll, Inc.	39	1,075
Korn Ferry	46	1,807
Kratos Defense & Security Solutions, Inc.(c)	73	1,318
Landstar System, Inc.	32	3,565
Lincoln Electric Holdings, Inc.	47	4,336
Lindsay Corp.	9	812
Luxfer Holdings PLC (United Kingdom)	22	384
Lydall, Inc.(c)	14	261
Macquarie Infrastructure Corp.	61	2,559
Manitowoc Co., Inc. (The)(c)	28	448
Marten Transport Ltd.	32	676
Masonite International Corp.(c)	20	1,436
MasTec, Inc.(c)	49	3,251
Matson, Inc.	9	340
Matthews International Corp., Class A	25	959
Maxar Technologies, Inc.	48	499
McGrath RentCorp	20	1,467
Mercury Systems, Inc.(c)	45	3,296
Meritor, Inc.(c)	59	1,490
Mistras Group, Inc.(c)	15	199
Mobile Mini, Inc.	36	1,367
Moog, Inc., Class A	26	2,233
MRC Global, Inc.(c)	66	880
MSA Safety, Inc.	30	3,718
MSC Industrial Direct Co., Inc., Class A	36	2,643
Mueller Industries, Inc.	44	1,381
Mueller Water Products, Inc., Class A	127	1,433
MYR Group, Inc.(c)	13	447
National Presto Industries, Inc.	4	356
Navistar International Corp.(c)	36	1,175
NN, Inc.	34	296
Nordson Corp.	42	6,965
NOW, Inc.(c)	88	986
NV5 Global, Inc.(c)	8	385
nVent Electric PLC	125	3,089
Omega Flex, Inc.	2	192
Oshkosh Corp.	55	4,975
Park Aerospace Corp.	14	228
Park-Ohio Holdings Corp.	7	221
Parsons Corp.(c)	20	801
Patrick Industries, Inc.(c)	18	891
PGT Innovations, Inc.(c)	46	661
Pitney Bowes, Inc.	159	749
Plug Power, Inc.(b)(c)	204	796
Powell Industries, Inc.	8	333
Primoris Services Corp.	34	749

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
Proto Labs, Inc.(c)	21	$2,035
Quad/Graphics, Inc.	26	117
Quanex Building Products Corp.	26	506
Quanta Services, Inc.	115	4,789
Raven Industries, Inc.	29	997
RBC Bearings, Inc.(c)	20	3,318
Regal Beloit Corp.	34	2,779
Resideo Technologies, Inc.(c)	96	939
Resources Connection, Inc.	24	371
REV Group, Inc.	22	286
Rexnord Corp.(c)	86	2,717
RR Donnelley & Sons Co.	70	278
Rush Enterprises, Inc., Class A	23	1,054
Rush Enterprises, Inc., Class B	3	137
Ryder System, Inc.	43	2,257
Saia, Inc.(c)	21	1,993
Schneider National, Inc., Class B	41	933
Simpson Manufacturing Co., Inc.	33	2,680
SiteOne Landscape Supply, Inc.(c)	32	2,840
SkyWest, Inc.	10	626
SP Plus Corp.(c)	19	833
Spartan Motors, Inc.	26	461
Spirit Airlines, Inc.(c)	14	547
SPX Corp.(c)	36	1,720
SPX FLOW, Inc.(c)	34	1,612
Standex International Corp.	10	772
Steelcase, Inc., Class A	72	1,305
Stericycle, Inc.(b)(c)	74	4,649
Sterling Construction Co., Inc.(c)	22	321
Sunrun, Inc.(c)	62	861
Systemax, Inc.	10	232
Team, Inc.(c)	22	356
Tennant Co.	14	1,042
Terex Corp.	58	1,628
Tetra Tech, Inc.	44	3,885
Thermon Group Holdings, Inc.(c)	26	682
Timken Co. (The)	55	2,892
Titan Machinery, Inc.(c)	15	202
Toro Co. (The)	86	6,723
TPI Composites, Inc.(c)	22	397
Trex Co., Inc.(c)	47	4,045
TriMas Corp.(c)	36	1,115
TriNet Group, Inc.(c)	37	2,026
Trinity Industries, Inc.	89	1,873
Triton International Ltd. (Bermuda)	43	1,629
Triumph Group, Inc.	39	1,081
TrueBlue, Inc.(c)	31	723
Tutor Perini Corp.(c)	31	494
UniFirst Corp.	13	2,681
Univar Solutions, Inc.(c)	109	2,553
Universal Forest Products, Inc.	50	2,480
Universal Logistics Holdings, Inc.	7	140
Upwork, Inc.(c)	45	524
US Ecology, Inc.	21	1,155
Valmont Industries, Inc.	18	2,576
Vectrus, Inc.(c)	9	458
Viad Corp.	16	1,006
Vicor Corp.(c)	15	616
Vivint Solar, Inc.(b)(c)	33	243
VSE Corp.	7	286
Wabash National Corp.	43	677
Watsco, Inc.(b)	27	4,805
	Shares	Value
Industrials-(continued)
Watts Water Technologies, Inc., Class A	22	$2,133
Welbilt, Inc.(c)	108	1,802
Werner Enterprises, Inc.	36	1,323
Wesco Aircraft Holdings, Inc.(c)	43	471
WESCO International, Inc.(c)	34	1,789
Willdan Group, Inc.(c)	8	228
WillScot Corp.(c)	43	764
Woodward, Inc.	45	5,256
		421,579
Information Technology-15.50%
2U, Inc.(b)(c)	51	1,272
3D Systems Corp.(c)	96	815
8x8, Inc.(c)	80	1,642
A10 Networks, Inc.(c)	41	273
Acacia Communications, Inc.(c)	27	1,799
ACI Worldwide, Inc.(c)	94	3,525
ADTRAN, Inc.	37	340
Advanced Energy Industries, Inc.(c)	31	1,991
Agilysys, Inc.(c)	16	405
Alarm.com Holdings, Inc.(c)	29	1,265
Alpha & Omega Semiconductor Ltd.(c)	15	178
Altair Engineering, Inc., Class A(c)	29	962
Alteryx, Inc., Class A(b)(c)	40	4,541
Ambarella, Inc.(c)	24	1,314
American Software, Inc., Class A	24	379
Amkor Technology, Inc.(c)	85	1,028
Anaplan, Inc.(c)	80	4,314
Anixter International, Inc.(c)	26	2,232
AppFolio, Inc., Class A(c)	12	1,355
Appian Corp.(c)	19	819
Arlo Technologies, Inc.(c)	51	176
Aspen Technology, Inc.(c)	56	7,022
Avaya Holdings Corp.(b)(c)	90	1,149
Avnet, Inc.	85	3,455
AVX Corp.	40	814
Axcelis Technologies, Inc.(c)	26	557
Badger Meter, Inc.	24	1,488
Belden, Inc.	37	1,988
Benchmark Electronics, Inc.	30	1,034
Benefitfocus, Inc.(c)	20	480
Blackbaud, Inc.	40	3,315
Blackline, Inc.(c)	31	1,668
Bottomline Technologies (DE), Inc.(c)	35	1,732
Box, Inc., Class A(c)	114	2,079
Brooks Automation, Inc.	58	2,597
Cabot Microelectronics Corp.	25	3,335
CACI International, Inc., Class A(c)	20	4,786
CalAmp Corp.(c)	27	283
Carbonite, Inc.(c)	26	598
Cardtronics PLC, Class A(c)	31	1,309
Casa Systems, Inc.(c)	23	85
Cass Information Systems, Inc.	10	565
Cerence, Inc.(c)	28	436
Ceridian HCM Holding, Inc.(c)	34	2,052
CEVA, Inc.(c)	17	441
ChannelAdvisor Corp.(c)	20	190
Ciena Corp.(c)	125	4,745
Cirrus Logic, Inc.(c)	47	3,370
Cision Ltd.(c)	64	636
Cloudera, Inc.(b)(c)	177	1,749
Coherent, Inc.(c)	20	3,017
Cohu, Inc.	32	568

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
CommScope Holding Co., Inc.(c)	157	$2,135
CommVault Systems, Inc.(c)	35	1,772
Comtech Telecommunications Corp.	20	756
Conduent, Inc.(c)	141	955
CoreLogic, Inc.(c)	65	2,693
Cornerstone OnDemand, Inc.(c)	42	2,590
Coupa Software, Inc.(c)	48	7,368
Cree, Inc.(c)	87	3,846
CSG Systems International, Inc.	27	1,544
CTS Corp.	24	657
Cypress Semiconductor Corp.	299	7,012
Daktronics, Inc.	30	185
Diebold Nixdorf, Inc.(c)	57	414
Digimarc Corp.(c)	10	324
Digital Turbine, Inc.(c)	60	533
Diodes, Inc.(c)	35	1,615
Dolby Laboratories, Inc., Class A	52	3,582
Domo, Inc., Class B(b)(c)	8	150
Ebix, Inc.	20	696
EchoStar Corp., Class A(c)	40	1,683
Elastic N.V.(c)	22	1,747
Endurance International Group Holdings, Inc.(c)	51	207
Enphase Energy, Inc.(b)(c)	69	1,509
Entegris, Inc.	109	5,158
Envestnet, Inc.(c)	42	2,991
ePlus, Inc.(c)	11	919
Euronet Worldwide, Inc.(c)	44	6,916
Everbridge, Inc.(c)	26	2,286
EVERTEC, Inc.	48	1,556
Evo Payments, Inc., Class A(c)	29	814
ExlService Holdings, Inc.(c)	28	1,955
Extreme Networks, Inc.(c)	98	689
Fabrinet (Thailand)(c)	30	1,815
Fair Isaac Corp.(c)	24	8,826
FARO Technologies, Inc.(c)	14	682
Fastly, Inc., Class A(b)(c)	7	143
FireEye, Inc.(c)	174	2,916
First Solar, Inc.(c)	64	3,535
Fitbit, Inc., Class A(c)	184	1,281
Five9, Inc.(c)	49	3,340
ForeScout Technologies, Inc.(c)	28	1,003
FormFactor, Inc.(c)	61	1,412
GreenSky, Inc., Class A(b)(c)	41	305
GTT Communications, Inc.(b)(c)	35	310
Hackett Group, Inc. (The)	20	307
Harmonic, Inc.(c)	72	595
HubSpot, Inc.(c)	33	4,983
Ichor Holdings Ltd.(c)	17	536
II-VI, Inc.(c)	69	2,014
Impinj, Inc.(c)	13	410
Infinera Corp.(c)	131	836
Inphi Corp.(c)	33	2,298
Insight Enterprises, Inc.(c)	29	1,902
Instructure, Inc.(c)	26	1,384
InterDigital, Inc.	26	1,477
International Money Express, Inc.(c)	18	245
Itron, Inc.(c)	29	2,322
j2 Global, Inc.	38	3,687
Jabil, Inc.	111	4,311
KBR, Inc.	114	3,394
KEMET Corp.	45	1,202
Kimball Electronics, Inc.(c)	20	351
	Shares	Value
Information Technology-(continued)
Knowles Corp.(c)	74	$1,621
Kulicke & Soffa Industries, Inc. (Singapore)	52	1,305
Lattice Semiconductor Corp.(c)	102	1,927
Limelight Networks, Inc.(c)	90	384
Littelfuse, Inc.	20	3,628
LivePerson, Inc.(c)	50	1,984
LiveRamp Holdings, Inc.(c)	52	2,605
LogMeIn, Inc.	40	3,119
Lumentum Holdings, Inc.(c)	62	4,567
MACOM Technology Solutions Holdings, Inc.(c)	36	888
Manhattan Associates, Inc.(c)	52	4,343
ManTech International Corp., Class A	22	1,707
MAXIMUS, Inc.	52	3,882
MaxLinear, Inc.(c)	55	1,093
Medallia, Inc.(b)(c)	21	638
Mellanox Technologies Ltd.(c)	38	4,366
Methode Electronics, Inc.	30	1,116
MicroStrategy, Inc., Class A(c)	7	1,052
Mimecast Ltd.(c)	40	1,774
Mitek Systems, Inc.(c)	30	214
MKS Instruments, Inc.	44	4,676
MobileIron, Inc.(c)	50	242
Model N, Inc.(c)	19	578
Monolithic Power Systems, Inc.	33	5,302
MTS Systems Corp.	16	727
Napco Security Technologies, Inc.(c)	10	313
National Instruments Corp.	101	4,254
NCR Corp.(c)	97	3,185
NETGEAR, Inc.(c)	25	628
NetScout Systems, Inc.(c)	61	1,537
New Relic, Inc.(c)	40	2,721
NIC, Inc.	54	1,225
nLight, Inc.(c)	22	438
Novanta, Inc.(c)	28	2,609
Nuance Communications, Inc.(c)	235	4,214
Nutanix, Inc., Class A(c)	127	4,743
NVE Corp.	4	254
OneSpan, Inc.(c)	25	466
Onto Innovation, Inc.(c)	40	1,342
OSI Systems, Inc.(c)	14	1,393
PagerDuty, Inc.(c)	12	313
Paylocity Holding Corp.(c)	28	3,425
Paysign, Inc.(c)	23	236
PC Connection, Inc.	10	493
PDF Solutions, Inc.(c)	22	348
Pegasystems, Inc.	32	2,484
Perficient, Inc.(c)	27	1,142
Perspecta, Inc.	118	3,254
Photronics, Inc.(c)	53	623
Pivotal Software, Inc., Class A(c)	60	901
Plantronics, Inc.	26	659
Plexus Corp.(c)	24	1,822
Pluralsight, Inc., Class A(c)	60	1,019
Power Integrations, Inc.	24	2,196
Presidio, Inc.	36	594
Progress Software Corp.	36	1,512
Proofpoint, Inc.(c)	45	5,341
PROS Holdings, Inc.(c)	29	1,806
Pure Storage, Inc., Class A(c)	183	2,941
Q2 Holdings, Inc.(c)	35	2,955
QAD, Inc., Class A	9	460
Qualys, Inc.(c)	27	2,363

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
Rambus, Inc.(c)	90	$1,175
Rapid7, Inc.(c)	34	1,906
RealPage, Inc.(c)	65	3,577
Repay Holdings Corp.(c)	25	346
Ribbon Communications, Inc.(c)	42	123
Rogers Corp.(c)	15	1,950
SailPoint Technologies Holding, Inc.(c)	65	1,627
Sanmina Corp.(c)	56	1,781
ScanSource, Inc.(c)	20	708
Science Applications International Corp.	42	3,585
SecureWorks Corp., Class A(c)	6	68
Semtech Corp.(c)	54	2,617
Silicon Laboratories, Inc.(c)	35	3,708
SMART Global Holdings, Inc.(c)	11	339
Smartsheet Inc., Class A(c)	72	3,415
SolarEdge Technologies, Inc.(c)	35	2,856
SPS Commerce, Inc.(c)	29	1,634
SunPower Corp.(b)(c)	73	547
SVMK, Inc.(c)	22	376
Switch, Inc., Class A	45	709
Sykes Enterprises, Inc.(c)	32	1,124
Synaptics, Inc.(c)	27	1,543
SYNNEX Corp.	35	4,298
Tech Data Corp.(c)	30	4,347
Tenable Holdings, Inc.(c)	23	624
Teradata Corp.(c)	92	2,444
TiVo Corp.	98	765
Trade Desk, Inc. (The), Class A(c)	30	7,900
TTEC Holdings, Inc.	13	597
TTM Technologies, Inc.(c)	81	1,086
Tucows, Inc., Class A(b)(c)	8	454
Ultra Clean Holdings, Inc.(c)	31	689
Unisys Corp.(c)	50	569
Universal Display Corp.	35	6,798
Upland Software, Inc.(c)	17	658
Varonis Systems, Inc.(c)	25	1,953
Veeco Instruments, Inc.(c)	38	520
Verint Systems, Inc.(c)	53	2,576
Verra Mobility Corp.(c)	87	1,302
ViaSat, Inc.(c)	32	2,352
Viavi Solutions, Inc.(c)	185	2,779
Virtusa Corp.(c)	23	1,028
Vishay Intertechnology, Inc.	107	2,128
Vishay Precision Group, Inc.(c)	9	310
WEX, Inc.(c)	35	7,040
Workiva, Inc.(c)	26	1,128
Xperi Corp.	40	792
Yext, Inc.(c)	54	932
Zendesk, Inc.(c)	90	7,110
Zscaler, Inc.(c)	51	2,659
Zuora, Inc.(c)	66	1,052
		435,798
Materials-4.86%
A. Schulman, Inc., CVR(c)(e)	23	12
AdvanSix, Inc.(c)	23	465
AK Steel Holding Corp.(c)	248	684
Alcoa Corp.(c)	150	3,052
Allegheny Technologies, Inc.(c)	102	2,352
American Vanguard Corp.	21	338
Amyris, Inc.(c)	42	169
AptarGroup, Inc.	52	5,830
Ashland Global Holdings, Inc.	49	3,513
	Shares	Value
Materials-(continued)
Balchem Corp.	26	$2,590
Berry Global Group, Inc.(c)	107	4,996
Boise Cascade Co.	32	1,213
Cabot Corp.	47	2,208
Carpenter Technology Corp.	39	2,050
Century Aluminum Co.(c)	55	388
Chase Corp.	6	706
Chemours Co. (The)	132	2,084
Clearwater Paper Corp.(c)	13	285
Cleveland-Cliffs, Inc.(b)	229	1,830
Coeur Mining, Inc.(c)	180	1,181
Commercial Metals Co.	95	2,029
Compass Minerals International, Inc.	27	1,492
Domtar Corp.	51	1,903
Eagle Materials, Inc.	34	3,129
Element Solutions, Inc.(c)	187	2,186
Ferro Corp.(c)	62	894
Forterra, Inc.(c)	16	178
FutureFuel Corp.	21	236
GCP Applied Technologies, Inc.(c)	53	1,186
Graphic Packaging Holding Co.	238	3,872
Greif, Inc., Class A	21	906
Greif, Inc., Class B	4	217
H.B. Fuller Co.	41	2,045
Hawkins, Inc.	8	331
Haynes International, Inc.	10	367
Hecla Mining Co.	397	981
Huntsman Corp.	167	3,778
Ingevity Corp.(c)	34	3,071
Innophos Holdings, Inc.	15	478
Innospec, Inc.	20	1,968
Intrepid Potash, Inc.(c)	77	176
Kaiser Aluminum Corp.	13	1,425
Koppers Holdings, Inc.(c)	17	630
Kraton Corp.(c)	25	563
Kronos Worldwide, Inc.	18	248
Livent Corp.(c)	114	889
Louisiana-Pacific Corp.	100	2,966
Materion Corp.	17	1,001
McEwen Mining, Inc.(b)(c)	259	293
Mercer International, Inc. (Germany)	33	413
Minerals Technologies, Inc.	28	1,512
Myers Industries, Inc.	25	414
Neenah, Inc.	14	1,019
NewMarket Corp.	7	3,458
Olin Corp.	133	2,330
OMNOVA Solutions, Inc.(c)	35	354
Owens-Illinois, Inc.	126	1,245
PH Glatfelter Co.	35	625
PolyOne Corp.	61	1,923
PQ Group Holdings, Inc.(c)	32	507
Quaker Chemical Corp.	11	1,641
Rayonier Advanced Materials, Inc.	62	243
Reliance Steel & Aluminum Co.	54	6,371
Royal Gold, Inc.	53	6,215
Ryerson Holding Corp.(c)	13	139
Schnitzer Steel Industries, Inc., Class A	21	453
Schweitzer-Mauduit International, Inc., Class A	25	1,096
Scotts Miracle-Gro Co. (The)	34	3,437
Sensient Technologies Corp.	34	2,152
Silgan Holdings, Inc.	63	1,941
Sonoco Products Co.	81	4,903

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Materials-(continued)
Stepan Co.	16	$1,550
Summit Materials, Inc., Class A(c)	91	2,172
SunCoke Energy, Inc.	71	363
TimkenSteel Corp.(c)	30	175
Tredegar Corp.	21	452
Trinseo S.A.	33	1,254
Tronox Holdings PLC, Class A	74	857
United States Lime & Minerals, Inc.	2	206
United States Steel Corp.(b)	138	1,811
US Concrete, Inc.(c)	13	532
Valvoline, Inc.	152	3,443
Venator Materials PLC(c)	43	159
Verso Corp., Class A(c)	27	498
W.R. Grace & Co.	49	3,275
Warrior Met Coal, Inc.	38	780
Worthington Industries, Inc.	32	1,226
		136,528
Real Estate-10.40%
Acadia Realty Trust	68	1,828
Agree Realty Corp.	34	2,543
Alexander & Baldwin, Inc.	56	1,214
Alexanders, Inc.	2	653
Altisource Portfolio Solutions S.A.(c)	5	90
American Assets Trust, Inc.	41	1,949
American Campus Communities, Inc.	111	5,332
American Finance Trust, Inc.	86	1,272
American Homes 4 Rent, Class A	219	5,849
Americold Realty Trust	147	5,530
Apartment Investment & Management Co., Class A	120	6,452
Apple Hospitality REIT, Inc.	172	2,797
Armada Hoffler Properties, Inc.	43	777
Ashford Hospitality Trust, Inc.	75	206
Braemar Hotels & Resorts, Inc.	22	216
Brandywine Realty Trust	143	2,206
Brixmor Property Group, Inc.	241	5,288
CareTrust REIT, Inc.	80	1,670
CatchMark Timber Trust, Inc., Class A	39	463
Cedar Realty Trust, Inc.	70	187
Chatham Lodging Trust	37	677
City Office REIT, Inc.	44	591
Colony Capital, Inc.	374	1,825
Columbia Property Trust, Inc.	95	1,972
Community Healthcare Trust, Inc.	15	714
CoreCivic, Inc.	96	1,454
CorEnergy Infrastructure Trust, Inc.	11	487
CorePoint Lodging, Inc.	33	334
CoreSite Realty Corp.	30	3,402
Corporate Office Properties Trust	91	2,655
Cousins Properties, Inc.	118	4,778
CubeSmart	156	4,811
Cushman & Wakefield PLC(c)	79	1,532
CyrusOne, Inc.	92	5,732
DiamondRock Hospitality Co.	162	1,669
Douglas Emmett, Inc.	135	5,949
Easterly Government Properties, Inc.	57	1,326
EastGroup Properties, Inc.	32	4,358
Empire State Realty Trust, Inc., Class A	122	1,703
EPR Properties	63	4,468
Equity Commonwealth	99	3,252
Essential Properties Realty Trust, Inc.	62	1,618
eXp World Holdings, Inc.(b)(c)	17	186
First Industrial Realty Trust, Inc.	102	4,343
	Shares	Value
Real Estate-(continued)
Five Point Holdings LLC, Class A(b)(c)	39	$274
Forestar Group, Inc.(c)	13	265
Four Corners Property Trust, Inc.	54	1,529
Franklin Street Properties Corp.	84	732
Front Yard Residential Corp.	40	464
FRP Holdings, Inc.(c)	6	299
Gaming and Leisure Properties, Inc.	165	6,963
GEO Group, Inc. (The)	98	1,358
Getty Realty Corp.	28	940
Gladstone Commercial Corp.	25	569
Global Medical REIT, Inc.	26	362
Global NET Lease, Inc.	68	1,387
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	53	1,556
Healthcare Realty Trust, Inc.	105	3,485
Healthcare Trust of America, Inc., Class A	166	5,038
Hersha Hospitality Trust	29	411
Highwoods Properties, Inc.	84	4,078
Howard Hughes Corp. (The)(c)	33	3,644
Hudson Pacific Properties, Inc.	125	4,475
Independence Realty Trust, Inc.	73	1,091
Industrial Logistics Properties Trust	53	1,147
Innovative Industrial Properties, Inc.(b)	9	697
Investors Real Estate Trust	9	696
iStar, Inc.	53	688
JBG SMITH Properties	103	4,108
Jernigan Capital, Inc.	18	315
Kennedy-Wilson Holdings, Inc.	104	2,351
Kilroy Realty Corp.	82	6,826
Kite Realty Group Trust	68	1,316
Lamar Advertising Co., Class A	70	5,840
Lexington Realty Trust	171	1,895
Life Storage, Inc.	38	4,162
LTC Properties, Inc.	32	1,498
Macerich Co. (The)	91	2,451
Mack-Cali Realty Corp.	73	1,561
Marcus & Millichap, Inc.(c)	19	698
MGM Growth Properties LLC, Class A	92	2,851
Monmouth Real Estate Investment Corp.	73	1,119
National Health Investors, Inc.	35	2,835
National Storage Affiliates Trust	48	1,608
New Senior Investment Group, Inc.	64	502
Newmark Group, Inc., Class A	120	1,566
NexPoint Residential Trust, Inc.	15	718
Office Properties Income Trust	39	1,301
One Liberty Properties, Inc.	11	300
Outfront Media, Inc.	116	2,898
Paramount Group, Inc.	151	2,052
Park Hotels & Resorts, Inc.	194	4,588
Pebblebrook Hotel Trust	106	2,777
Pennsylvania REIT(b)	60	346
Physicians Realty Trust	150	2,878
Piedmont Office Realty Trust, Inc., Class A	102	2,256
PotlatchDeltic Corp.	54	2,345
Preferred Apartment Communities, Inc., Class A	36	496
PS Business Parks, Inc.	17	3,002
QTS Realty Trust, Inc., Class A	45	2,388
Rayonier, Inc.	105	3,216
RE/MAX Holdings, Inc., Class A	14	537
Realogy Holdings Corp.	100	1,047
Redfin Corp.(b)(c)	59	1,138
Retail Opportunity Investments Corp.	92	1,678

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
Retail Properties of America, Class A	173	$2,462
Retail Value, Inc.	13	462
Rexford Industrial Realty, Inc.	89	4,260
RLJ Lodging Trust	139	2,375
RMR Group, Inc. (The), Class A	12	564
RPT Realty	63	931
Ryman Hospitality Properties, Inc.	40	3,569
Sabra Health Care REIT, Inc.	153	3,409
Safehold, Inc.	8	327
Saul Centers, Inc.	11	585
Senior Housing Properties Trust	192	1,405
Seritage Growth Properties, Class A	28	1,184
Service Properties Trust	133	3,098
SITE Centers Corp.	117	1,695
Spirit Realty Capital, Inc.	73	3,825
St. Joe Co. (The)(c)	28	532
STAG Industrial, Inc.	103	3,192
STORE Capital Corp.	177	7,206
Summit Hotel Properties, Inc.	85	1,030
Sunstone Hotel Investors, Inc.	182	2,548
Tanger Factory Outlet Centers, Inc.(b)	74	1,126
Taubman Centers, Inc.	50	1,624
Tejon Ranch Co.(c)	17	279
Terreno Realty Corp.	53	3,059
UMH Properties, Inc.	27	421
Uniti Group, Inc.	156	1,048
Universal Health Realty Income Trust	11	1,311
Urban Edge Properties	100	2,073
Urstadt Biddle Properties, Inc., Class A	23	561
Washington Prime Group, Inc.(b)	146	607
Washington REIT	65	2,020
Weingarten Realty Investors	99	3,152
Whitestone REIT	28	393
Xenia Hotels & Resorts, Inc.	91	1,916
		292,218
Utilities-2.76%
ALLETE, Inc.	42	3,365
American States Water Co.	30	2,559
AquaVenture Holdings Ltd.(c)	16	356
Avista Corp.	53	2,506
Black Hills Corp.	49	3,752
California Water Service Group	39	2,005
Chesapeake Utilities Corp.	13	1,185
Clearway Energy, Inc., Class A	27	513
Clearway Energy, Inc., Class C	59	1,170
El Paso Electric Co.	33	2,238
Hawaiian Electric Industries, Inc.	88	3,843
IDACORP, Inc.	41	4,307
MDU Resources Group, Inc.	161	4,675
MGE Energy, Inc.	28	2,171
	Shares	Value
Utilities-(continued)
Middlesex Water Co.	13	$817
National Fuel Gas Co.	63	2,836
New Jersey Resources Corp.	73	3,105
NextEra Energy Partners L.P.(b)	45	2,391
Northwest Natural Holding Co.	25	1,719
NorthWestern Corp.	41	2,934
ONE Gas, Inc.	43	3,821
Ormat Technologies, Inc.	31	2,382
Otter Tail Corp.	29	1,426
Pattern Energy Group, Inc., Class A	72	1,981
PNM Resources, Inc.	64	3,101
Portland General Electric Co.	72	3,997
SJW Group	20	1,416
South Jersey Industries, Inc.	75	2,343
Southwest Gas Holdings, Inc.	44	3,333
Spire, Inc.	41	3,174
Star Group L.P.(c)	39	366
TerraForm Power, Inc., Class A	49	760
Unitil Corp.	12	733
York Water Co. (The)	10	443
		77,723
Total Common Stocks & Other Equity Interests (Cost $2,551,147)		2,810,745
Money Market Funds-0.26%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(f) (Cost $7,249)	7,249	7,249
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.25% (Cost $2,558,396)		2,817,994
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.39%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(f)(g)	93,327	93,327
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(f)(g)	30,160	30,172
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $123,499)		123,499
TOTAL INVESTMENTS IN SECURITIES-104.64% (Cost $2,681,895)		2,941,493
OTHER ASSETS LESS LIABILITIES-(4.64)%		(130,360)
NET ASSETS-100.00%		$2,811,133

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2019
(Unaudited)
Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Non-income producing security.
(d)	The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2019	Dividend Income
Invesco Mortgage Capital, Inc.	$1,503	$246	$-	$135	$-	$1,884	$45

(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco PureBetaSM US Aggregate Bond ETF (PBND)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-40.12%
U.S. Treasury Bonds-10.35%
7.63%, 11/15/2022	$75,000	$87,989
6.25%, 08/15/2023	100,000	116,588
6.50%, 11/15/2026	20,000	26,277
6.63%, 02/15/2027	50,000	66,601
5.38%, 02/15/2031	50,000	68,111
4.50%, 02/15/2036	50,000	67,762
4.25%, 05/15/2039	200,000	269,945
4.50%, 08/15/2039	100,000	139,279
4.38%, 11/15/2039	100,000	137,379
4.75%, 02/15/2041	100,000	144,914
2.75%, 08/15/2042	100,000	110,209
2.88%, 05/15/2043	100,000	112,527
3.75%, 11/15/2043	50,000	64,564
3.63%, 02/15/2044	155,000	196,771
2.88%, 08/15/2045	200,000	226,352
2.25%, 08/15/2046	200,000	201,551
3.00%, 05/15/2047	150,000	174,694
2.75%, 08/15/2047	100,000	111,252
3.13%, 05/15/2048	50,000	59,746
3.00%, 08/15/2048	50,000	58,439
3.38%, 11/15/2048	60,000	75,094
3.00%, 02/15/2049	50,000	58,555
2.88%, 05/15/2049	25,000	28,626
2.25%, 08/15/2049	55,000	55,540
		2,658,765
U.S. Treasury Notes-29.77%
1.63% - 2.75%, 11/30/2020	150,000	150,459
1.75% - 2.38%, 12/31/2020	200,000	200,776
3.63%, 02/15/2021	75,000	76,715
2.50%, 02/28/2021	100,000	100,984
1.25% - 2.25%, 03/31/2021	315,000	314,730
2.25%, 04/30/2021	20,000	20,159
3.13%, 05/15/2021	200,000	204,172
1.13%, 06/30/2021	200,000	198,340
2.13%, 08/15/2021	100,000	100,793
1.13%, 09/30/2021	200,000	198,117
2.00%, 11/15/2021	100,000	100,738
1.75% - 1.88%, 11/30/2021	400,000	401,469
2.00%, 02/15/2022	200,000	201,656
1.88%, 03/31/2022	200,000	201,211
1.75% - 2.13%, 05/15/2022	300,000	301,977
2.13%, 06/30/2022	200,000	202,684
1.50% - 1.63%, 08/15/2022	160,000	159,921
1.50%, 09/15/2022	50,000	49,870
1.63%, 11/15/2022	100,000	100,070
2.00%, 11/30/2022	100,000	101,156
2.13%, 12/31/2022	100,000	101,584
2.00%, 02/15/2023	100,000	101,234
1.50% - 2.63%, 02/28/2023	300,000	302,564
1.75%, 05/15/2023	100,000	100,477
2.50%, 08/15/2023	100,000	103,188
2.75%, 11/15/2023	200,000	208,613
2.63%, 12/31/2023	40,000	41,578
2.25%, 01/31/2024	200,000	205,031
2.75%, 02/15/2024	50,000	52,272
2.38%, 02/29/2024	100,000	103,045
2.13%, 03/31/2024	50,000	51,036
2.50%, 05/15/2024	100,000	103,740
2.00%, 05/31/2024	50,000	50,820
2.00%, 06/30/2024	200,000	203,246
	Principal Amount	Value
U.S. Treasury Notes-(continued)
1.75%, 07/31/2024	$100,000	$100,547
2.38%, 08/15/2024	200,000	206,707
2.25%, 11/15/2024	150,000	154,356
2.00%, 02/15/2025	200,000	203,457
2.88%, 04/30/2025	75,000	79,688
2.13%, 05/15/2025	100,000	102,365
2.00%, 08/15/2025	100,000	101,734
2.25%, 11/15/2025	200,000	206,250
1.63%, 02/15/2026	100,000	99,522
1.63%, 05/15/2026	50,000	49,742
1.50%, 08/15/2026	100,000	98,590
2.00%, 11/15/2026	200,000	203,652
2.38%, 05/15/2027	100,000	104,525
2.25%, 08/15/2027	150,000	155,558
2.25%, 11/15/2027	50,000	51,890
2.75%, 02/15/2028	100,000	107,662
2.88%, 05/15/2028	100,000	108,801
2.88%, 08/15/2028	50,000	54,481
3.13%, 11/15/2028	50,000	55,606
2.63%, 02/15/2029	100,000	107,211
2.38%, 05/15/2029	100,000	105,129
1.63%, 08/15/2029	50,000	49,268
1.75%, 11/15/2029	25,000	24,939
		7,646,105
Total U.S. Treasury Securities (Cost $9,902,228)		10,304,870
U.S. Dollar Denominated Bonds & Notes-31.01%
Aerospace & Defense-0.47%
United Technologies Corp., 4.50%, 06/01/2042	100,000	120,846
Agricultural & Farm Machinery-0.41%
CNH Industrial Capital LLC, 4.38%, 04/05/2022	100,000	105,207
Asset Management & Custody Banks-0.39%
Bank of New York Mellon Corp. (The), 2.20%, 08/16/2023	100,000	100,585
Automobile Manufacturers-0.83%
General Motors Financial Co., Inc., 3.20%, 07/06/2021	100,000	101,271
Toyota Motor Corp. (Japan), 3.67%, 07/20/2028	100,000	110,742
		212,013
Biotechnology-0.87%
AbbVie, Inc., 3.60%, 05/14/2025	100,000	104,947
Amgen, Inc., 4.66%, 06/15/2051	100,000	118,388
		223,335
Brewers-0.42%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 3.65%, 02/01/2026	100,000	107,272
Broadcasting-0.21%
Discovery Communications LLC, 3.95%, 03/20/2028	50,000	52,874
Cable & Satellite-0.63%
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	50,000	54,877

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Cable & Satellite-(continued)
Comcast Corp.
2.75%, 03/01/2023	$50,000	$51,139
4.15%, 10/15/2028	50,000	56,413
		162,429
Consumer Finance-0.60%
American Express Credit Corp., 2.70%, 03/03/2022	100,000	101,621
Capital One Financial Corp., 3.75%, 07/28/2026	50,000	52,457
		154,078
Diversified Banks-5.27%
Asian Development Bank (Supranational), 1.75%, 06/08/2021	100,000	100,086
Bank of America Corp., 3.88%, 08/01/2025	100,000	107,572
Bank of Montreal (Canada), 4.34% (5 yr. U.S. Swap Rate + 1.28%), 10/05/2028(b)	50,000	52,712
Citigroup, Inc., 8.13%, 07/15/2039	50,000	82,932
European Investment Bank (Supranational), 2.25%, 03/15/2022	100,000	101,308
HSBC Holdings PLC (United Kingdom), 4.58% (3 mo. USD LIBOR + 1.53%), 06/19/2029(b)	200,000	221,793
Inter-American Development Bank (Supranational), 3.00%, 02/21/2024	100,000	105,214
JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR + 1.38%), 11/15/2048(b)	100,000	113,844
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.76%, 07/26/2023	100,000	105,172
Royal Bank of Scotland Group PLC (The) (United Kingdom), 6.00%, 12/19/2023	50,000	55,361
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.93%, 03/09/2021	100,000	101,207
Toronto-Dominion Bank (The) (Canada), 3.63% (5 yr. U.S. Swap Rate + 2.21%), 09/15/2031(b)	50,000	52,197
U.S. Bancorp, 3.38%, 02/05/2024	50,000	52,570
Wells Fargo & Co., 3.07%, 01/24/2023	100,000	101,941
		1,353,909
Diversified Chemicals-0.41%
Dow Chemical Co. (The), 4.38%, 11/15/2042	100,000	105,416
Electric Utilities-1.28%
Duke Energy Corp., 3.75%, 09/01/2046	100,000	104,482
Entergy Louisiana, LLC, 4.00%, 03/15/2033	100,000	114,333
Georgia Power Co., 4.30%, 03/15/2043	100,000	108,726
		327,541
Environmental & Facilities Services-0.21%
Waste Management, Inc., 3.45%, 06/15/2029	50,000	53,738
Health Care Equipment-0.52%
Abbott Laboratories, 4.90%, 11/30/2046	100,000	132,997
Health Care Services-0.39%
CVS Health Corp., 2.88%, 06/01/2026	100,000	101,292
Home Improvement Retail-0.54%
Home Depot, Inc. (The), 5.88%, 12/16/2036	100,000	138,544
Industrial Conglomerates-0.50%
General Electric Co., 6.75%, 03/15/2032	100,000	129,695
Integrated Oil & Gas-1.08%
BP Capital Markets PLC (United Kingdom), 3.12%, 05/04/2026	100,000	103,063
	Principal Amount	Value
Integrated Oil & Gas-(continued)
Exxon Mobil Corp., 2.73%, 03/01/2023	$100,000	$102,590
Shell International Finance B.V. (Netherlands), 6.38%, 12/15/2038	50,000	72,656
		278,309
Integrated Telecommunication Services-0.91%
AT&T, Inc., 3.40%, 05/15/2025	100,000	104,488
Verizon Communications, Inc., 5.01%, 04/15/2049	100,000	128,826
		233,314
Internet & Direct Marketing Retail-0.40%
Amazon.com, Inc., 2.50%, 11/29/2022	100,000	101,867
Investment Banking & Brokerage-0.81%
Goldman Sachs Group, Inc. (The), 2.88%, 02/25/2021	100,000	100,966
Morgan Stanley, Series F, 3.88%, 04/29/2024	100,000	106,319
		207,285
IT Consulting & Other Services-0.50%
International Business Machines Corp., 6.50%, 01/15/2028	100,000	127,748
Life & Health Insurance-0.48%
MetLife, Inc., 6.40%, 12/15/2036	100,000	122,839
Managed Health Care-0.39%
UnitedHealth Group, Inc., 2.13%, 03/15/2021	100,000	100,274
Movies & Entertainment-0.42%
Walt Disney Co. (The), 3.38%, 11/15/2026	100,000	108,047
Multi-Sector Holdings-0.61%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	100,000	105,734
Berkshire Hathaway, Inc., 2.75%, 03/15/2023	50,000	51,377
		157,111
Multi-Utilities-0.41%
Delmarva Power & Light Co., 3.50%, 11/15/2023	100,000	104,915
Office REITs-0.41%
Boston Properties L.P., 3.80%, 02/01/2024	100,000	106,045
Oil & Gas Exploration & Production-0.45%
ConocoPhillips Co., 4.95%, 03/15/2026	100,000	115,385
Oil & Gas Refining & Marketing-0.40%
Valero Energy Corp., 3.40%, 09/15/2026	100,000	103,850
Oil & Gas Storage & Transportation-0.88%
Energy Transfer Operating L.P., 6.13%, 12/15/2045	100,000	112,939
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	100,000	113,187
		226,126
Packaged Foods & Meats-0.42%
Kraft Heinz Foods Co., 5.20%, 07/15/2045	100,000	108,037
Pharmaceuticals-0.80%
Bayer US Finance II LLC (Germany), 2.75%, 07/15/2021(c)	100,000	100,465
Pfizer, Inc., 3.40%, 05/15/2024	100,000	105,949
		206,414
Railroads-0.47%
Union Pacific Corp., 4.50%, 09/10/2048	100,000	120,330

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Retail REITs-0.21%
Simon Property Group, L.P., 3.38%, 12/01/2027	$50,000	$53,186
Semiconductors-0.40%
Intel Corp., 2.70%, 12/15/2022	100,000	102,377
Soft Drinks-0.20%
PepsiCo., Inc., 2.63%, 07/29/2029	50,000	51,316
Sovereign Debt-3.50%
Hungary Government International Bond (Hungary), 5.38%, 02/21/2023	200,000	219,186
Indonesia Government International Bond (Indonesia), 8.50%, 10/12/2035(c)	100,000	156,597
International Bank for Reconstruction & Development (Supranational), 2.75%, 07/23/2021	100,000	101,729
Japan Bank for International Cooperation (Japan), 2.88%, 06/01/2027	200,000	210,752
Mexico Government International Bond (Mexico), 4.75%, 03/08/2044	100,000	109,343
Province of Alberta Canada (Canada), 2.20%, 07/26/2022	100,000	100,992
		898,599
Specialized REITs-0.40%
American Tower Corp., 3.50%, 01/31/2023	100,000	103,688
Steel-0.45%
Vale Overseas Ltd. (Brazil), 6.25%, 08/10/2026	100,000	116,310
Systems Software-0.84%
Microsoft Corp., 3.70%, 08/08/2046	100,000	114,488
Oracle Corp., 1.90%, 09/15/2021	100,000	100,056
		214,544
Technology Hardware, Storage & Peripherals-0.40%
Apple, Inc., 2.40%, 05/03/2023	100,000	101,590
Tobacco-0.42%
Philip Morris International, Inc., 4.13%, 03/04/2043	100,000	108,860
Trading Companies & Distributors-0.40%
Air Lease Corp., 3.63%, 04/01/2027	100,000	103,717
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,605,709)		7,963,854
U.S. Government Sponsored Agency Mortgage-Backed Securities-23.96%
Federal Home Loan Mortgage Corp. (FHLMC)-6.81%
2.38%, 01/13/2022	100,000	101,505
2.50%, 09/01/2028	95,864	97,188
3.00%, 11/01/2028 to 06/01/2046	444,375	456,184
3.50%, 02/01/2043 to 10/01/2047	515,164	539,631
4.00%, 08/01/2047 to 07/01/2049	400,972	418,591
4.50%, 03/01/2049	127,651	135,980
		1,749,079
Federal National Mortgage Association (FNMA)-10.36%
2.63%, 09/06/2024	100,000	104,376
3.50%, 12/01/2028 to 07/01/2048	852,135	887,944
2.50%, 02/01/2032	115,018	116,375
	Principal Amount	Value
Federal National Mortgage Association (FNMA)-(continued)
3.00%, 09/01/2032 to 10/01/2049	$764,671	$785,217
4.00%, 09/01/2047 to 06/01/2049	666,060	697,061
5.00%, 05/01/2048	65,206	69,737
		2,660,710
Government National Mortgage Association (GNMA)-6.79%
3.50%, 04/20/2033 to 09/20/2047	701,077	729,070
4.00%, 11/15/2046 to 02/20/2049	299,112	315,106
3.00%, 11/20/2046	417,539	429,422
5.00%, 05/20/2048	56,010	59,757
4.50%, 01/20/2049 to 07/20/2049	201,507	211,119
		1,744,474
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $6,078,269)		6,154,263

Asset-Backed Securities-2.98%
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.92%, 04/07/2022	100,000	100,001
COMM Mortgage Trust, Series 2015-CR22, Class A5, 3.31%, 03/10/2048	100,000	104,809
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 07/15/2031(c)	100,000	104,241
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06%, 04/20/2022(c)	88,735	88,890
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class B, 3.72%, 04/15/2050	100,000	104,429
Series 2015-NXS2, Class A4, 3.50%, 07/15/2058	200,000	211,730
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class C, 4.54%, 11/15/2045(d)	50,000	51,588
Total Asset-Backed Securities (Cost $747,660)		765,688

Municipal Obligations-0.63%
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039 (Cost $150,464)	100,000	162,469

U.S. Government Sponsored Agency Securities-0.42%
Resolution Funding Corp., Series A, 8.63%, 01/15/2021 (Cost $107,536)	100,000	107,464
	Shares
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(e) (Cost $8,831)	8,831	8,831
TOTAL INVESTMENTS IN SECURITIES-99.15% (Cost $24,600,697)		25,467,439
OTHER ASSETS LESS LIABILITIES-0.85%		218,493
NET ASSETS-100.00%		$25,685,932

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2019
(Unaudited)
Investment Abbreviations:
GO	-General Obligation
LIBOR	-London Interbank Offered Rate
USD	-U.S. Dollar

Notes to Schedule of Investments
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $450,193, which represented 1.75% of the Fund’s Net Assets.
(d)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2019.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of November 30, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco PureBetaSM MSCI USA Small Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,810,691	$-	$54	$2,810,745
Money Market Funds	130,748	-	-	130,748
Total Investments	$2,941,439	$-	$54	$2,941,493
Invesco PureBetaSM US Aggregate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$10,304,870	$-	$10,304,870
U.S. Dollar Denominated Bonds & Notes	-	7,963,854	-	7,963,854
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	6,154,263	-	6,154,263
Asset-Backed Securities	-	765,688	-	765,688
Municipal Obligations	-	162,469	-	162,469
U.S. Government Sponsored Agency Securities	-	107,464	-	107,464
Money Market Funds	8,831	-	-	8,831
Total Investments	$8,831	$25,458,608	$-	$25,467,439